Global Atlantic American Funds® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	VARIABLE INSURANCE TRUSTS - 95.2%
	DEBT FUNDS - 33.5%
4,692,267	American Funds Insurance Series® - Bond Fund - Class I	$53,257,232
524,134	American Funds Insurance Series® - Global Bond Fund - Class I	6,362,992
418,274	American Funds Insurance Series® - High-Income Bond Fund - Class I	4,232,930
849,790	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund - Class I	10,647,863
		74,501,017
	EQUITY FUNDS - 61.7%
3,193,384	American Funds Insurance Series® - Blue Chip Income and Growth Fund - Class I	40,268,569
1,569,238	American Funds Insurance Series® - Global Growth and Income Fund - Class I	23,287,495
258,871	American Funds Insurance Series® - Global Small Capitalization Fund- Class I	6,293,153
321,193	American Funds Insurance Series® - Growth Fund - Class I	23,177,278
671,054	American Funds Insurance Series® - Growth-Income Fund - Class I	31,693,871
437,224	American Funds Insurance Series® - International Fund - Class I	8,455,915
178,159	American Funds Insurance Series® - New World Fund - Class I	4,241,956
		137,418,237
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $200,829,646)	211,919,254

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
161,297	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a) (Cost - $161,297)	161,297

	TOTAL INVESTMENTS - 95.3% (Cost - $200,990,943)	$212,080,551
	OTHER ASSETS LESS LIABILITIES - NET - 4.7%	10,515,994
	TOTAL NET ASSETS - 100.0%	$222,596,545

(a)	Money market rate shown represents the rate September 30, 2019.

Global Atlantic Balanced Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUNDS - 46.5%
11,265	iShares 20+ Year Treasury Bond ETF	$1,611,796
212,477	iShares Core U.S. Aggregate Bond ETF	24,046,022
11,081	iShares iBoxx High Yield Corporate Bond ETF	965,931
29,886	iShares Intermediate-Term Corporate Bond ETF	1,730,997
5,325	iShares JP Morgan USD Emerging Markets Bond ETF	603,589
77,979	iShares MBS ETF	8,445,126
76,455	iShares US Treasury Bond ETF	2,012,678
		39,416,139
	EQUITY FUNDS - 48.7%
58,744	iShares Core MSCI EAFE ETF	3,587,496
64,699	iShares Core S&P 500 ETF	19,313,945
16,765	iShares Core S&P Mid-Cap ETF	3,239,501
21,188	iShares Core S&P Small-Cap ETF	1,649,274
9,869	iShares Edge MSCI Min Vol EAFE ETF	723,200
24,776	iShares Edge MSCI Min Vol Emerging Markets ETF	1,414,462
92,624	iShares Edge MSCI Min Vol USA ETF	5,937,199
20,349	iShares Edge MSCI USA Momentum Factor ETF	2,426,618
17,683	iShares Russell 1000 ETF	2,909,561
		41,201,256
	TOTAL EXCHANGE TRADED FUNDS (Cost - $70,076,522)	80,617,395

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
65,460	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a) (Cost - $65,460)	65,460

	TOTAL INVESTMENTS - 95.3% (Cost - $70,141,982)	$80,682,855
	OTHER ASSETS LESS LIABILITIES - NET - 4.7%	4,014,646
	TOTAL NET ASSETS - 100.0%	$84,697,501

EAFE - Europe, Australasia, and the Far East

ETF - Exchange Traded Fund

MBS - Mortgage-Backed Security

MSCI - Morgan Stanley Capital International

(a)	Money market rate shown represents the rate at September 30, 2019.

Global Atlantic BlackRock Selects Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 73.1%
	DEBT FUNDS - 25.8%
16,557	iShares 20+ Year Treasury Bond ETF	$2,368,976
201,880	iShares 3-7 Year Treasury Bond ETF	25,598,384
174,378	iShares iBoxx $ Investment Grade Corporate Bond ETF	22,229,707
62,744	iShares Short Treasury Bond ETF	6,940,741
177,142	iShares US Treasury Bond ETF	4,663,263
		61,801,071
	EQUITY FUNDS - 47.3%
376,622	iShares Core MSCI EAFE ETF	23,000,306
207,763	iShares Core MSCI Emerging Markets ETF	10,184,542
126,778	iShares Core S&P U.S. Growth ETF	7,970,533
138,142	iShares Core S&P U.S. Value ETF	7,984,608
171,528	iShares Edge MSCI Min Vol Global ETF	16,252,278
71,893	iShares Edge MSCI Min Vol USA ETF	4,608,341
191,414	iShares Edge MSCI USA Momentum Factor ETF	22,826,120
222,803	iShares Edge MSCI USA Quality Factor ETF	20,586,997
		113,413,725
	TOTAL EXCHANGE TRADED FUNDS (Cost - $170,430,772)	175,214,796

	VARIABLE INSURANCE TRUST - 22.1%
	ASSET ALLOCATION FUND - 22.1%
3,162,971	BlackRock Global Allocation V.I. Fund - Class I (Cost - $47,597,870)	52,916,513

	SHORT-TERM INVESTMENT - 1.0%
	MONEY MARKET FUND - 1.0%
2,290,685	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class to yield 1.86% (a) (Cost - $2,290,685)	2,290,685

	TOTAL INVESTMENTS - 96.2% (Cost - $220,319,327)	$230,421,994
	OTHER ASSETS LESS LIABILITIES - NET - 3.8%	9,173,613
	TOTAL NET ASSETS - 100.0%	$239,595,607

EAFE - Europe, Australasia, and the Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Money market rate shown represents the rate at September 30, 2019.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUND - 0.2%
25,000	Invesco Senior Loan ETF	$564,750
	TOTAL EXCHANGE TRADED FUND (Cost - $571,343)

	COMMON STOCKS - 71.5%
	AEROSPACE/DEFENSE - 4.6%
6,400	Boeing Co.	2,435,008
21,370	General Dynamics Corp.	3,904,940
13,900	Raytheon Co.	2,727,041
29,000	United Technologies Corp.	3,959,080
		13,026,069
	AGRICULTURE - 0.8%
39,600	Bunge Ltd.	2,242,152

	APPAREL - 1.4%
43,140	NIKE, Inc.	4,051,709

	BEVERAGES - 1.2%
25,800	PepsiCo, Inc.	3,537,180

	BUILDING MATERIALS - 1.2%
74,775	Johnson Controls International PLC	3,281,875

	CHEMICALS - 7.8%
31,300	Air Products & Chemicals, Inc.	6,944,218
75,900	Albemarle Corp.	5,276,568
13,400	Ecolab, Inc.	2,653,736
37,950	Linde PLC	7,351,674
		22,226,196
	COMMERCIAL SERVICES - 1.6%
14,300	Cintas Corp.	3,833,830
20,400	Matthews International Corp.	721,956
		4,555,786
	COMPUTERS - 2.6%
39,100	Accenture PLC - Cl. A	7,520,885

	COSMETICS/PERSONAL CARE - 2.2%
37,466	Colgate-Palmolive Co.	2,754,126
29,300	Procter & Gamble Co. (The)	3,644,334
		6,398,460
	DISTRIBUTION/WHOLESALE - 0.5%
5,000	WW Grainger, Inc.	1,485,750

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
22,990	Visa, Inc. - Cl. A	3,954,510

	ELECTRONICS - 3.0%
43,960	Honeywell International, Inc.	7,438,032
52,070	nVent Electric PLC	1,147,623
6,576	Resideo Technologies, Inc. *	94,366
		8,680,021
	ENVIRONMENTAL CONTROL - 0.6%
46,870	Pentair PLC	1,771,686

	FOOD - 1.1%
20,660	McCormick & Co., Inc. (The)	3,229,158

	HEALTHCARE-PRODUCTS - 10.7%
46,400	Abbott Laboratories	3,882,288
27,400	Becton Dickinson and Co.	6,931,104
24,800	Dentsply Sirona, Inc.	1,322,088
59,400	Medtronic PLC	6,452,028
38,800	Stryker Corp.	8,392,440
24,700	West Pharmaceutical Services, Inc.	3,502,954
		30,482,902
	INSURANCE - 0.9%
29,700	Aflac, Inc.	1,553,904
6,593	Chubb Ltd.	1,064,374
		2,618,278
	IRON/STEEL - 0.4%
19,410	Nucor Corp.	988,163

	MACHINERY-DIVERSIFIED - 5.3%
32,100	Dover Corp.	3,195,876
33,640	Roper Technologies, Inc.	11,996,024
		15,191,900
	MEDIA - 0.1%
7,440	John Wiley & Sons, Inc.	326,914

	MISCELLANEOUS MANUFACTURING - 1.5%
20,180	Carlisle Cos, Inc.	2,936,997
25,829	Donaldson Co., Inc.	1,345,174
		4,282,171
	OIL & GAS - 2.6%
9,900	Chevron Corp.	1,174,140
32,200	EOG Resources, Inc.	2,389,884
22,200	Exxon Mobil Corp.	1,567,542
49,200	Occidental Petroleum Corp.	2,187,924
		7,319,490
	OIL & GAS SERVICES - 0.7%
28,200	Apergy Corp. *	762,810
37,600	Schlumberger Ltd.	1,284,792
		2,047,602
	PHARMACEUTICALS - 3.0%
17,360	AbbVie, Inc.	1,314,499
23,690	CVS Health Corp.	1,494,128
29,700	Johnson & Johnson	3,842,586
16,500	Perrigo Co. PLC	922,185
27,800	Pfizer, Inc.	998,854
		8,572,252
	RETAIL - 6.2%
23,324	Gap, Inc. (The)	404,905
1,800	Lowe’s Cos., Inc.	197,928
18,270	McDonald’s Corp.	3,922,752
39,900	Ross Stores, Inc.	4,383,015
17,400	Target Corp.	1,860,234
35,200	Tiffany & Co.	3,260,576
10,870	Walgreens Boots Alliance, Inc.	601,220
26,000	Wal-Mart Inc.	3,085,680
		17,716,310

	SEMICONDUCTORS - 4.7%
58,471	Analog Devices, Inc.	6,532,965
54,000	Texas Instruments, Inc.	6,978,960
		13,511,925
	SOFTWARE - 4.4%
89,410	Microsoft Corp.	12,430,672

	TRANSPORTATION - 1.0%
3,500	Norfolk Southern Corp.	628,810
19,110	United Parcel Service, Inc.	2,289,760
		2,918,570

	TOTAL COMMON STOCKS (Cost - $136,225,716)	204,368,586

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 7.3%
$250,000	Adagio CLO VIII DAC 3 Month EUR LIBOR +1.65 (a)^	–	4/15/2032	272,823
300,000	Alinea CLO 2018-1 Ltd. 3 Month LIBOR +1.65 (a)^	3.928	7/20/2031	295,801
400,000	AMMC CLO XI Ltd. 3 Month LIBOR + 1.90 (a)^	4.166	4/30/2031	376,996
300,000	AMMC CLO 21 Ltd. 3 Month LIBOR + 2.10 (a)^	4.366	11/2/2030	288,232
250,000	Antares CLO 2018-1 Ltd. 3 Month LIBOR + 1.65 (a)^	3.928	4/20/2031	242,387
300,000	Atrium XIV LLC 3 Month LIBOR + 1.45 (a)^	3.772	8/23/2030	297,029
250,000	Avoca CLO XVII Designated Activity Co. 3 Month EUR LIBOR + 1.70 (a)^	–	10/15/2032	273,095
250,000	BCC Middle Market CLO 2018-1 LLC 3 Month LIBOR + 2.15 (a)^	4.428	10/20/2030	246,752
141,038	Bellemeade Re 2018-1 Ltd. 1 Month LIBOR + 1.60 (a)^	3.618	4/25/2028	141,194
250,000	Betony CLO 2 Ltd. 3 Month LIBOR + 1.08 (a)^	3.346	4/30/2031	247,723
250,000	BlueMountain CLO 2014-2 Ltd. 3 Month LIBOR + 1.40 (a)^	3.678	10/20/2030	246,835
200,000	BlueMountain Fuji CLO II Ltd. 3 Month LIBOR + 2.15 (a)^	4.428	10/20/2030	196,285
145,825	BRAVO Residential Funding Trust 2019-1 (a)	3.500	3/25/2058	149,172
250,000	Carlyle Euro CLO 2019-2 DAC 3 Month EUR LIBOR + 1.11 (a)^	1.110	8/15/2032	274,035
972,414	Carlyle Global Market Strategies CLO 2015-2 3 Month LIBOR + 0.78 (a)^	3.036	4/27/2027	972,409
250,000	Carlyle Global Market Strategies CLO 2015-1 LLC 3 Month LIBOR + 2.20 (a)^	4.503	10/15/2031	247,907
200,000	Carlyle Global Market Strategies CLO 2017-4 A1 3 Month LIBOR + 2.80 (a)^	5.103	1/15/2030	189,552
177,688	CIM Trust 2018-INV1 (a)	4.000	8/25/2048	184,725
208,523	CIM Trust 2019-INV1 (a)	4.000	2/25/2049	215,807
160,000	DBCG 2017-BBG Mortgage Trust 1 Month LIBOR + 0.70 (a)^	2.728	6/15/2034	159,605
300,000	Dryden 50 Senior Loan Fund 3 Month LIBOR + 2.25 (a)^	4.553	7/15/2030	294,430
300,000	Dryden 64 CLO Ltd. 3 Month LIBOR + 2.65 (a)^	4.950	4/18/2031	282,623
250,000	Eleven Madison Trust 2015-11MD Mortgage Trust (a)	3.673	9/10/2035	266,503
250,000	Ellington CLO III Ltd. 3 Month LIBOR + 1.65 (a)^	3.928	7/20/2030	248,693
269,159	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.60^	4.618	5/25/2024	280,497
296,783	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.60^	4.618	5/25/2024	306,751
255,100	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.90^	4.918	7/25/2024	264,719
404,466	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 3.00^	5.018	7/25/2024	424,217
250,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 3.55^	5.568	7/25/2029	262,745
131,158	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.00^	6.018	5/25/2025	138,492
150,165	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.00^	6.018	5/25/2025	156,370
285,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.25^	6.268	1/25/2029	301,024
248,135	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.40^	6.418	1/25/2024	268,941
175,362	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.45^	6.468	1/25/2029	184,625
303,202	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.90^	6.918	11/25/2024	331,461
188,521	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.00^	7.018	7/25/2025	203,164
142,760	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.00^	7.018	7/25/2025	151,466
178,996	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.25^	7.268	10/25/2023	197,047
130,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.75^	7.768	7/25/2029	153,015
227,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 6.00^	8.018	9/25/2028	247,491
240,061	Flagship CLO VIII Ltd. 3 Month LIBOR + 0.85 (a)^	3.172	1/16/2026	240,065
250,000	Flagship CLO VIII Ltd. 3 Month LIBOR + 3.05 (a)^	5.372	1/16/2026	241,180
350,000	Freddie Mac - STACR 1 Month LIBOR + 3.25^	5.268	5/25/2025	365,221
238,569	Freddie Mac - STACR 1 Month LIBOR + 3.80^	5.818	3/25/2025	245,348

300,000	Freddie Mac - STACR 1 Month LIBOR + 3.90^	5.918	12/25/2027	311,697
383,661	Freddie Mac - STACR 1 Month LIBOR + 4.00^	6.018	8/25/2024	407,046
186,375	Freddie Mac - STACR 1 Month LIBOR + 4.15^	6.168	1/25/2025	193,257
500,000	Freddie Mac - STACR 1 Month LIBOR + 4.65^	6.668	10/25/2028	537,452
250,000	Freddie Mac - STACR 1 Month LIBOR + 4.70^	6.718	4/25/2028	275,791
250,000	Freddie Mac - STACR 1 Month LIBOR + 5.15^	7.168	11/25/2028	271,020
650,000	Freddie Mac - STACR 1 Month LIBOR + 5.55^	7.695	7/25/2028	714,795
200,000	Gilbert Park CLO Ltd. 3 Month LIBOR + 2.95 (a)^	5.253	10/15/2030	193,662
170,000	Halcyon Loan Advisors Funding 2018-1 Ltd. 3 Month LIBOR + 1.80 (a)^	4.078	7/20/2031	166,176
200,000	Hayfin Kingsland IX Ltd. 3 Month LIBOR + 1.80 (a)^	4.056	4/28/2031	197,054
150,806	Invitation Homes Trust 1 Month LIBOR + 0.85 (a)^	2.875	12/17/2036	150,881
440,000	LCM XXV Ltd. 3 Month LIBOR + 2.30 (a)^	4.578	7/20/2030	431,214
250,000	Madison Park Euro Funding XIV DAC 3 Month EUR LIBOR + 1.12 (a)^	1.120	7/15/2032	273,504
918,000	Madison Park Funding XXVII Ltd. 3 Month LIBOR + 1.13 (a)^	3.408	4/20/2030	898,389
161,585	Mill City Mortgage Loan Trust 2016-1 (a)	2.500	4/25/2057	161,399
210,000	Mill City Mortgage Loan Trust 2018-4 (a)	3.500	4/25/2066	216,476
300,000	Neuberger Berman CLO XXII Ltd. 3 Month LIBOR + 1.40 (a)^	3.703	10/17/2030	296,526
649,000	Neuberger Berman Loan Advisers CLO 27 Ltd. 3 Month LIBOR + 1.10 (a)^	3.403	1/15/2030	627,240
200,000	NZCG Funding Ltd. 3 Month LIBOR + 1.55 (a)^	3.682	2/26/2031	196,978
300,000	Octagon Investment Partners 33 Ltd. 3 Month LIBOR + 1.50 (a)^	3.778	1/20/2031	294,147
100,000	Octagon Investment Partners 33 Ltd. 3 Month LIBOR + 2.75 (a)^	5.028	1/20/2031	94,978
500,000	Octagon Investment Partners 35 Ltd. 3 Month LIBOR + 1.10 (a)^	3.378	1/20/2031	483,117
250,000	Octagon Investment Partners XXIII Ltd. 3 Month LIBOR + 1.85 (a)^	4.153	7/15/2027	246,777
250,000	Race Point X CLO Ltd. 3 Month LIBOR + 1.65 (a)^	3.926	7/25/2031	246,002
105,959	Radnor RE 2018-1 Ltd. 1 Month LIBOR + 1.40 (a)^	3.418	3/25/2028	106,100
200,000	Strata CLO I Ltd. 3 Month LIBOR + 2.20 (a)^	4.503	1/15/2031	198,929
100,000	TCI-Flatiron CLO 2017-1 Ltd. 3 Month LIBOR + 2.75 (a)^	4.874	11/17/2030	94,350
158,700	Towd Point Mortgage Trust (a)	2.750	11/25/2060	157,443
187,947	Towd Point Mortgage Trust 2016-4 (a)	2.250	7/25/2056	184,228
138,378	Towd Point Mortgage Trust 2017-1 (a)	2.750	10/25/2056	139,481
182,521	Towd Point Mortgage Trust 2017-2 (a)	2.750	4/25/2057	182,666
125,078	Towd Point Mortgage Trust 2017-3 (a)	2.750	6/25/2057	126,036
101,618	Towd Point Mortgage Trust 2017-4 (a)	2.750	6/25/2057	101,411
200,000	Voya CLO 2014-1 Ltd. 3 Month LIBOR + 2.80 (a)^	5.100	4/18/2031	184,997
	TOTAL ASSET BACKED SECURITIES (Cost - $21,362,851)			20,935,671

	CORPORATE BONDS - 6.7%
	AEROSPACE/DEFENSE - 0.1%
300,000	Lockheed Martin Corp.	4.700	5/15/2046	380,823

	AGRICULTURE - 0.1%
300,000	Reynolds American, Inc.	5.700	8/15/2035	334,849

	APPAREL - 0.0% **
100,000	Hanesbrands, Inc. (a)	4.875	5/15/2026	105,650

	AUTO PARTS & EQUIPMENT - 0.1%
200,000	Aptiv Corp.	4.150	3/15/2024	211,715

	BANKS - 1.0%
300,000	Banca Monte Dei Paschi di Siena SpA	2.125	11/26/2025	353,085
500,000	Bank of America Corp.	3.500	4/19/2026	530,837
300,000	Banque Centrale de Tunisie International Bond	5.625	2/17/2024	316,905
500,000	Goldman Sachs Group, Inc. (The)	3.750	2/25/2026	528,769
200,000	HSBC Holdings PLC	4.300	3/8/2026	216,013
100,000	Intesa Sanpaolo SpA (a)	6.500	2/24/2021	105,038
500,000	Morgan Stanley	3.875	1/27/2026	536,691
300,000	Societe Generale SA (a)	4.750	11/24/2025	322,231
				2,909,569

	BIOTECHNOLOGY - 0.1%
200,000	Biogen, Inc.	5.200	9/15/2045	237,111

	COAL - 0.0% **
100,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (a)	7.500	6/15/2025	89,000

	COMMERICAL SERVICES - 0.1%
100,000	Harsco Corp. (a)	5.750	7/31/2027	104,130
100,000	United Rentals North America, Inc.	5.875	9/15/2026	106,630
				210,760
	COMPUTERS - 0.0% **
100,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a)	6.750	6/1/2025	103,000

	COSMETICS/PERSONAL CARE - 0.0% **
75,000	Avon Products, Inc.	7.000	3/15/2023	78,938

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
300,000	Capital One Financial Corp.	3.200	2/5/2025	308,437
1,030,000	Jyske Realkredit A/S	1.000	4/1/2026	162,615
200,000	Navient Corp.	6.750	6/25/2025	206,250
1,170,000	Realkredit Danmark A/S	1.000	4/1/2027	185,911
920,000	Realkredit Danmark A/S	1.000	4/1/2029	147,528
100,000	Springleaf Finance Corp.	6.625	1/5/2028	107,530
				1,118,271
	ELECTRIC - 0.8%
100,000	Calpine Corp.	5.750	1/15/2025	101,750
200,000	Dominion Energy, Inc.	3.900	10/1/2025	213,668
100,000	Duke Energy Carolinas LLC	6.100	6/1/2037	136,635
100,000	Duke Energy Indiana LLC	3.750	7/15/2020	101,273
200,000	EDP Finance BV (a)	3.625	7/15/2024	206,545
400,000	Electricite De France SA 10 Year Swap Rate + 3.71 (a)^	5.250	1/29/2049	409,500
200,000	Israel Electric Corp. Ltd. (a)	4.250	8/14/2028	216,874
200,000	PacifiCorp.	6.100	8/1/2036	271,663
300,000	Southern Co. (The)	3.250	7/1/2026	309,380
300,000	State Grid Overseas Investment 2016 Ltd. (a)	3.500	5/4/2027	316,491
100,000	Talen Energy Supply LLC (a)	7.250	5/15/2027	101,630
				2,385,409
	ENGINEERING & CONSTRUCTION - 0.1%
200,000	Mexico City Airport Trust (a)	5.500	7/31/2047	198,380

	ENTERTAINMENT - 0.0% **
100,000	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC (a)	7.000	7/15/2026	106,500

	FOOD - 0.2%
300,000	Kraft Heinz Foods Co.	3.000	6/1/2026	296,816
300,000	Kroger Co. (The)	4.000	2/1/2024	319,213
				616,029
	FOOD SERVICE - 0.1%
200,000	Aramark Services, Inc. (a)	5.000	2/1/2028	208,000

	HEALTHCARE-PRODUCTS - 0.2%
100,000	Avantor, Inc. (a)	6.000	10/1/2024	107,153
200,000	Edwards Lifesciences Corp.	4.300	6/15/2028	225,289
100,000	Hill-Rom Holdings, Inc. (a)	4.375	9/15/2027	102,235
				434,677
	HEALTHCARE-SERVICES - 0.1%
100,000	Centene Corp. (a)	5.375	6/1/2026	104,625
100,000	CHS/Community Health Systems, Inc.	6.250	3/31/2023	99,335
100,000	MEDNAX, Inc. (a)	6.250	1/15/2027	99,243
35,000	Orlando Health Obligated Group	3.777	10/1/2028	38,419
				341,622

	INSURANCE - 0.3%
300,000	Liberty Mutual Group, Inc. (a)	4.569	2/1/2029	334,737
400,000	Teachers Insurance & Annuity Association of America (a)	4.900	9/15/2044	497,271
				832,008
	INTERNET - 0.1%
200,000	Baidu, Inc.	4.375	5/14/2024	213,116
200,000	Symantec Corp. (a)	5.000	4/15/2025	202,204
				415,320
	LODGING - 0.1%
200,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. LLC (a)	5.250	5/15/2027	205,500

	MACHINERY - CONSTRUCTION AND MINING - 0.0% **
100,000	Vertiv Group Corp. (a)	9.250	10/15/2024	96,375

	MACHINERY - DIVERSIFIED - 0.1%
100,000	CNH Industrial NV	3.850	11/15/2027	103,051
100,000	Tennant Co.	5.625	5/1/2025	104,000
				207,051
	MEDIA - 0.3%
100,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a)	5.125	5/1/2027	104,375
200,000	Comcast Corp.	3.150	2/15/2028	208,453
200,000	CSC Holdings LLC (a)	5.500	5/15/2026	210,480
100,000	Diamond Sports Group LLC / Diamond Sports Finance Co.	5.375	8/15/2026	103,750
100,000	Nexstar Broadcasting, Inc. (a)	5.625	8/1/2024	104,085
100,000	Nexstar Escrow, Inc. (a)	5.625	7/15/2027	104,750
				835,893
	MINING - 0.2%
100,000	FMG Resources August 2006 Pty Ltd. (a)	4.500	9/15/2027	97,650
100,000	Freeport-McMoRan, Inc.	3.875	3/15/2023	100,750
200,000	Glencore Finance Canada Ltd. (a)	4.950	11/15/2021	209,200
100,000	Northwest Acquistions ULC/Dominion Finco, Inc. (a)	7.125	11/1/2022	58,750
				466,350
	OIL & GAS - 0.3%
150,000	Aker BP ASA (a)	4.750	6/15/2024	156,675
100,000	BP Capital Markets PLC	3.535	11/4/2024	105,979
100,000	Harvest Operations Corp. (a)	4.200	6/1/2023	106,557
100,000	Occidental Petroleum Corp.	6.450	9/15/2036	123,709
100,000	Shell International Financial Corp.	3.400	8/12/2023	105,361
100,000	Sunoco LP/Sunoco Finance Corp.	4.875	1/15/2023	102,625
100,000	Total Capital International SA	3.750	4/10/2024	107,118
				808,024
	OIL & GAS SERVICES - 0.0% **
200,000	Weatherford International Ltd.	8.250	6/15/2023	71,000

	PACKAGING & CONTAINERS - 0.2%
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (a)	6.000	2/15/2025	209,120
100,000	Broadway Holding Co. (a)	7.250	4/15/2025	94,530
100,000	OI European Group BV (a)	4.000	3/15/2023	100,625
100,000	Plastipak Holdings, Inc. (a)	6.250	10/15/2025	82,500
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a)	7.000	7/15/2024	103,625
				590,400
	PHARMACEUTICALS - 0.3%
100,000	Allergan Funding SCS	4.550	3/15/2035	106,156
200,000	Bayer U.S. Finance LLC (a)	3.000	10/8/2021	202,484
100,000	Bayer U.S. Finance II LLC (a)	4.375	12/15/2028	107,976
100,000	Cigna Corp.	4.125	11/15/2025	107,369
100,000	CVS Health Corp.	4.300	3/25/2028	108,134
200,000	Endo DAC/Endo Finance Ltd. (a)	6.000	2/1/2025	118,000
				750,119

	PIPELINES - 0.2%
100,000	Cheniere Energy Partners LP	5.250	10/1/2025	103,750
100,000	Enterprise Products Operating LLC	4.450	2/15/2043	109,332
400,000	Sabine Pass Liquefacation LLC	5.000	3/15/2027	441,047
				654,129
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
300,000	American Tower Corp.	4.400	2/15/2026	328,791
100,000	Equinix, Inc.	5.375	4/1/2023	102,220
300,000	National Retail Properties, Inc.	4.300	10/15/2028	331,762
				762,773
	RETAIL - 0.2%
100,000	Beacon Roofing Supply, Inc. (a)	4.875	11/1/2025	97,985
300,000	Dollar Tree, Inc.	4.000	5/15/2025	317,872
100,000	Murphy Oil USA, Inc.	4.750	9/15/2029	102,250
100,000	Party City Holdings, Inc. (a)	6.625	8/1/2026	99,000
				617,107
	SOFTWARE - 0.1%
200,000	Fiserv, Inc.	3.850	6/1/2025	213,801

	TELECOMMUNICATIONS - 0.4%
100,000	CommScope Technologies LLC (a)	5.000	3/15/2027	82,500
200,000	Juniper Networks, Inc.	4.350	6/15/2025	213,402
150,000	Sprint Corp.	7.125	6/15/2024	161,670
150,000	Telefonica Emisiones, S.A.	4.570	4/27/2023	161,677
300,000	Verizon Communications, Inc.	2.625	8/15/2026	303,935
200,000	West Corp. (a)	8.500	10/15/2025	160,750
				1,083,934
	TRANSPORTATION - 0.2%
200,000	FedEx Corp.	3.250	4/1/2026	206,191
200,000	Russian Railways Via RZD Capital PLC	5.700	4/5/2022	214,498
				420,689

	TOTAL CORPORATE BONDS (Cost $18,723,279)			19,100,776

	MUNICIPAL BOND - 0.0% **
90,000	San Jose Redevelopment Agency Successor Agency (Cost $90,000)	3.226	8/1/2027	96,710

	TERM LOANS - 1.3%
59,848	24 Hour Fitness USA, Inc. ^	-	5/31/2025	57,723
59,850	Adient PLC ^	6.815	5/6/2024	58,788
77,375	Allegiant Travel ^	6.709	1/29/2024	77,955
99,000	American Airlines, Inc. ^	4.061	6/27/2025	97,886
88,582	Aramark Corp. ^	4.080	3/28/2024	88,619
67,876	Aristocrat Technologies ^	4.028	10/19/2024	68,061
219,952	Avis Budget Car Rental ^	4.120	2/13/2025	219,745
147,750	Axalta Coating Systems ^	4.080	6/1/2024	147,726
27,217	B&G Foods, Inc. ^	-	10/11/2026	27,336
61,905	Bowie Resources Partners, LLC ^	-	8/12/2020	60,357
195,500	Cablevision ^	4.277	7/17/2025	195,185
59,848	Caesars Resort Collection, LLC ^	4.992	10/2/2024	59,429
53,329	Caliber Collision ^	5.542	1/24/2026	53,579
2,305	Carbonite ^	6.005	3/22/2026	2,304
99,493	Charter Communications ^	4.330	4/13/2025	100,041
17,213	Chemours, Inc. ^	3.870	4/3/2025	16,572

	TERM LOANS - 1.3% (Continued)
76,184	Commscope, Inc. ^	5.362	2/7/2026	75,845
75,000	DaVita, Inc. ^	-	8/8/2026	75,382
75,000	DigiCert, Inc. ^	-	8/8/2026	74,719
91,963	Eldorado Resorts, Inc. ^	4.344	4/17/2024	91,771
100,000	Fieldwood Energy ^	7.505	4/11/2022	86,444
39,799	Global Tel*Link ^	6.362	11/20/2025	38,088
74,256	Go Daddy ^	4.112	2/15/2024	74,340
64,837	Gray Television, Inc. ^	-	11/2/2025	65,008
42,809	HCA, Inc. ^	4.080	3/18/2023	42,911
95,707	Hertz Corp. ^	4.870	6/30/2023	95,707
236,839	Hilton Worldwide Finance LLC ^	3.895	6/21/2026	238,182
96,835	Horizon Therapeutics ^	4.625	5/22/2026	96,986
112,042	IMS ^	4.330	1/13/2025	112,434
138,070	JBS USA	4.612	4/25/2026	138,645
19,784	Jo-Ann Stores, Inc. ^	7.259	10/23/2023	13,502
7,670	Legal Zoom ^	6.612	11/21/2024	7,690
147,903	Michaels Stores, Inc. ^	4.543	1/28/2023	144,279
26,993	MKS Instuments, Inc. ^	4.362	2/1/2026	27,018
60,000	Navistar, Inc. ^	5.640	11/2/2024	59,644
59,060	Post Holdings, Inc. ^	4.150	5/24/2024	59,193
50,000	Power Solutions International, Inc. ^	5.612	3/18/2026	49,469
98,481	Sinclair Television Group ^	4.370	1/3/2024	98,666
59,143	Strike LLC ^	-	11/30/2022	58,699
59,273	Thor Industries ^	6.937	11/1/2025	57,613
70,000	Tibco Software ^	6.070	6/12/2026	70,029
93,671	United Rentals NA	3.862	10/31/2025	94,039
17,500	Valeant Pharmaceuticals International, Inc. ^	4.789	6/1/2025	17,526
42,308	Valeant Pharmaceuticals International, Inc. ^	5.039	6/1/2025	42,462
43,370	Ventia Pty Ltd. ^	-	5/21/2026	43,370
147,750	Yum! Brands ^	3.791	4/3/2025	147,873
	TOTAL TERM LOANS (Cost - $3,661,470)			3,628,840

	AGENCY MORTGAGE BACKED SECURITIES - 5.2%
	FEDERAL HOME LOAN MORTGAGE CORP. - 0.9%
469,472	Freddie Mac Gold Pool	3.500	8/1/2047	483,474
1,597,653	Freddie Mac Gold Pool	3.500	3/1/2048	1,647,349
284,754	Freddie Mac Gold Pool	3.500	5/1/2049	292,139
162,233	Freddie Mac Gold Pool	4.000	4/1/2048	169,964
				2,592,926
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.6%
500,000	Fannie Mae Pool TBA+	2.500	7/25/2049	497,578
1,200,000	Fannie Mae Pool TBA+	3.000	5/25/2047	1,217,813
1,150,000	Fannie Mae Pool TBA+	3.500	12/25/2046	1,179,469
1,221,000	Fannie Mae Pool TBA+	4.000	10/1/2044	1,266,931
550,000	Fannie Mae Pool TBA+	4.500	12/25/2045	579,047
1,165,452	Fannie Mae Pool	3.000	9/1/2048	1,193,260
1,455,034	Fannie Mae Pool	3.000	11/1/2048	1,487,539
1,502,888	Fannie Mae Pool	3.500	9/1/2047	1,550,346
199,252	Fannie Mae Pool	3.500	3/1/2048	206,140
266,133	Fannie Mae Pool	3.500	4/1/2048	274,501
155,057	Fannie Mae Pool	3.500	6/1/2049	159,584
562,894	Fannie Mae Pool	4.000	10/1/2047	589,252
				10,201,460
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.7%
400,000	Ginnie Mae II Pool TBA+	3.500	3/20/2047	414,312
1,586,327	Ginnie Mae II Pool	4.500	5/20/2049	1,661,459
				2,075,771

	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $14,673,087)			14,870,157

	COMMERCIAL MORTGAGE OBLIGATION - 0.1%
280,000	FREMF Mortgage Trust (a)^ (Cost - $283,122)	3.992	12/25/2050	301,087

	SOVEREIGN DEBT - 1.1%
200,000	Angolan Government International Bond (a)	8.250	5/9/2028	207,000
200,000	Colombia Government International Bond	5.000	6/15/2045	234,000
400,000,000	Colombia Government International Bond	9.850	6/28/2027	146,229
8,000,000	Dominican Republic International Bond (a)	8.900	2/15/2023	153,527
200,000	Gabon Government International Bond (a)	6.375	12/12/2024	196,650
250,000	Iraq International Bond (a)	5.800	1/15/2028	243,430
200,000	Kazakhstan Government International Bond (a)	4.875	10/14/2044	240,500
300,000	Mexico Government International Bond	4.150	3/28/2027	317,853
4,000,000	Republic of South Africa Government Bond	7.000	2/28/2031	223,209
300,000	Spain Government Bond (a)	1.450	4/30/2029	368,539
300,000	Spain Government Bond (a)	2.700	10/31/2048	461,848
200,000	Ukraine Government International Bond (a)	7.375	9/25/2032	200,854
3,100,000	Uruguay Government International Bond	3.700	6/26/2037	210,956
	TOTAL SOVEREIGN DEBT (Cost - $3,049,653)			3,204,595

	U.S. TREASURY SECURITIES - 3.2%
805,000	United States Treasury Bond	2.250	8/15/2046	825,502
825,000	United States Treasury Bond	2.500	2/15/2046	888,228
840,000	United States Treasury Bond	2.500	5/15/2046	904,641
150,000	United States Treasury Bond	2.750	8/15/2047	169,781
230,000	United States Treasury Bond	2.750	11/15/2047	260,502
385,000	United States Treasury Bond	2.875	5/15/2043	441,412
110,000	United States Treasury Bond	2.875	5/15/2049	128,292
150,000	United States Treasury Bond	3.000	8/15/2048	178,383
310,000	United States Treasury Bond	3.125	11/15/2041	369,396
100,000	United States Treasury Bond	3.125	5/15/2048	121,547
200,000	United States Treasury Bond	3.500	2/15/2039	250,531
455,000	United States Treasury Inflation Index Note	0.125	7/15/2022	505,273
550,000	United States Treasury Inflation Index Note	0.125	7/15/2024	593,552
625,000	United States Treasury Inflation Index Note	0.375	7/15/2025	684,682
650,000	United States Treasury Inflation Index Note	0.375	7/15/2027	691,979
700,000	United States Treasury Note	1.875	8/31/2024	710,281
110,000	United States Treasury Note	2.000	8/15/2025	112,441
150,000	United States Treasury Note	2.000	11/15/2026	153,826
500,000	United States Treasury Note	2.375	8/15/2024	518,633
375,000	United States Treasury Note	2.375	5/15/2029	398,232
200,000	United States Treasury Note	2.625	12/31/2025	211,992
	TOTAL U.S. TREASURY SECURITIES (Cost - $8,421,070)			9,119,106

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
3,659,419	Fidelity Investments Money Market - Money Market Portfolio, Institutional Class to yield 1.86% (b)			3,659,419
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,659,419)

	TOTAL INVESTMENTS - 97.9% (Cost - $210,721,010)			$279,849,697
	OTHER ASSETS LESS LIABILITIES - NET - 2.1%			6,014,889
	TOTAL NET ASSETS - 100.0%			$285,864,586

+	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

**	Represents less than 0.05%

^	Variable rate security.

Benchmark	Rate
1 Month LIBOR	2.02%
3 Month LIBOR	2.09%
10 Year Swap Rate	2.92%

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

REIT - Real Estate Investment Trust

STACR - Structured Agency Credit Risk Debt

(a)	144a - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2019, these securities amounted to $23,312,781 or 8.2% of net assets.

(b)	Money market rate shown represents the rate at September 30, 2019.

Global Atlantic Franklin Dividend & Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

Futures Contracts
SHORT FUTURES CONTRACTS	Counterparty	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
30 Day Federal Funds Futures	Morgan Stanley	34	Dec-19	13,929,781	$(3,462)
U.S. 10 Year Ultra Bond Future	Morgan Stanley	7	Dec-19	996,844	17,467
					14,005

LONG FUTURES CONTRACT
Australian 3 Year Bond Future	Morgan Stanley	30	Dec-19	2,340,832	10,224
Australian 10 Year Bond Future	Morgan Stanley	12	Dec-19	1,192,557	12,587
Canadian 10 Year Bond Future	Morgan Stanley	15	Dec-19	1,615,559	(34,076)
Euro-Bond Future	Morgan Stanley	2	Dec-19	379,935	989
U.S. 2 Year Note Future	Morgan Stanley	33	Dec-19	7,111,500	(18,975)
U.S. 5 Year Note Future	Morgan Stanley	9	Dec-19	1,072,336	(8,255)
U.S. 10 Year Note (CBT) Future	Morgan Stanley	14	Dec-19	1,824,375	(18,593)
U.S. Long Bond Future	Morgan Stanley	13	Dec-19	2,110,063	(35,446)
U.S. Ultra Bond Future	Morgan Stanley	8	Dec-19	1,535,250	(53,750)
					(145,295)
NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS					$(131,290)

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

INTEREST RATE SWAPS*

Counterparty	Floating Rate Index	Floating Rate as of 9/30/19	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase	USA-CPI-U	256.360%	Receive	1.96%	8/31/2024	$900,000	$(14,275)	$—	$(14,275)
JP Morgan Chase	USA-CPI-U	256.360%	Receive	1.72%	8/14/2026	$275,000	(1,070)	—	(1,070)
								$—	$(15,345)

CURRENCY SWAPS*

Counterparty	Floating Rate Index	Floating Rate as of 9/30/19	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank NA	USD - LIBOR - BBA	2.870%	Receive	2.50%	5/4/2021	$232,400	$13,192	$—	$13,192
Deutsche Bank	CNY	7.149%	Pay	2.77%	8/23/2024	$2,950,000	(1,295)	—	(1,295)
Deutsche Bank	CNY	7.149%	Pay	2.77%	8/26/2024	$2,350,000	(1,114)	—	(1,114)
Deutsche Bank	CNY	7.149%	Pay	2.79%	8/30/2024	$3,700,000	(1,323)	—	(1,323)
Deutsche Bank	CNY	7.149%	Pay	2.75%	9/6/2024	$2,450,000	(1,795)	—	(1,795)
								$—	$7,665

CROSS CURRENCY SWAPS*

Counterparty	Floating Rate Index to Receive	Floating Rate Received as of 9/30/19	Floating Rate Index to Pay	Floating Rate Paid as of 9/30/19	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank NA	1 Month USD LIBOR	2.020%	EUR Euribor	0.40%	10/10/2021	$280,000	$9,063	$—	$9,063
JPMorgan	1 Month USD LIBOR	2.020%	EUR Euribor	0.40%	8/20/2021	$250,000	$6,337	—	6,337
								$—	$15,400

CREDIT DEFAULT SWAPS**

Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank NA	Avon Products, Inc.	Buy	0.00%	5.00%	3/20/2023	75,000	$(103)	$—	$(103)
JPMorgan	Ally Financial, Inc.	Buy	0.00%	5.00%	12/20/2024	350,000	(126)	—	(126)
BNP Paribas	CDX.NA.HY.32	Buy	0.00%	5.00%	6/20/2024	247,500	222	—	222
JPMorgan	Goldman Sachs Group, Inc.	Sell	1.00%	0.00%	12/20/2024	350,000	(451)	—	(451)
JPMorgan	ITRX.EUR.XOVER.31	Sell	5.00%	0.00%	6/20/2024	150,000	3,629	—	3,629
Citibank NA	MCDX.NA.31	Sell	1.00%	0.00%	12/20/2023	1,050,000	11,043	—	11,043
JPMorgan	Morgan Stanley	Sell	1.00%	0.00%	12/20/2024	350,000	(611)	—	(611)
Citibank NA	Nabors Inds, Inc.	Buy	0.00%	1.00%	12/20/2021	170,000	12,591	—	12,591
Citibank NA	Nabors Inds, Inc.	Sell	1.00%	0.00%	12/20/2023	170,000	(13,054)	—	(13,054)
Barclays Bank PLC	Republic of Argentina	Sell	5.00%	0.00%	6/20/2023	105,000	(61,391)	—	(61,391)
JPMorgan	Republic of Argentina	Sell	5.00%	0.00%	6/20/2023	90,000	(36,424)	—	(36,424)
Citibank NA	Republic of Argentina	Sell	5.00%	0.00%	12/20/2023	75,000	(41,157)	—	(41,157)
Citibank NA	Republic of Indonesia	Sell	1.00%	0.00%	12/20/2024	255,000	1,282	—	1,282
JPMorgan	Republic of Italy	Buy	0.00%	1.00%	6/20/2023	170,000	(1,240)	—	(1,240)
JPMorgan	Republic of Italy	Sell	1.00%	0.00%	6/20/2023	170,000	7,732	—	7,732
Citibank NA	Russian Foreign Bond	Sell	1.00%	0.00%	12/20/2024	140,000	(335)	—	(335)
Citibank NA	Spain Government Bond	Sell	1.00%	0.00%	12/20/2024	200,000	198	—	198
								$—	$(118,195)

TOTAL RETURN SWAPS**

Counterparty	Index	Receive or Pay Total Return	Floating Rate Received	Floating Rate Paid	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan	Iboxx EUR Corporates	Receive	0.00%	EUR Euribor	12/20/2019	$300,000	$4,633	$—	$4,633
JPMorgan	Iboxx EUR Corporates	Receive	0.00%	EUR Euribor	12/20/2019	300,000	(440)	—	(440)
JPMorgan	iBOXX USD Liquid Leveraged Loan Index	Receive	0.00%	USD LIBOR	6/20/2020	670,000	(4,131)	—	(4,131)
								$—	$62

Net unrealized depreciation on swap contracts								$—	$(110,413)

*	Pays at termination.

**	Pays quarterly.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation/ (Depreciation)
10/11/2019	Deutsche Bank	163,314	USD	237,000	AUD	$3,414
10/11/2019	Deutsche Bank	209,258	USD	293,000	AUD	11,575
10/18/2019	Deutsche Bank	655,000	TRY	100,761	USD	14,576
12/16/2019	Deutsche Bank	480,000,000	IDR	32,771	USD	769
12/16/2019	Deutsche Bank	2,000,000,000	IDR	136,846	USD	2,906
12/16/2019	Deutsche Bank	1,330,000	MXN	67,373	USD	(817)
12/16/2019	Deutsche Bank	1,950,000	MXN	98,918	USD	(1,337)
1/28/2020	Deutsche Bank	102,263	USD	150,000	AUD	739
1/29/2020	Deutsche Bank	15,000,000	JPY	140,315	USD	(273)
1/29/2020	Deutsche Bank	20,500,000	JPY	195,099	USD	(3,709)
1/29/2020	Deutsche Bank	36,100,000	JPY	341,302	USD	(4,269)
1/29/2020	Deutsche Bank	37,000,000	JPY	351,594	USD	(6,159)
1/30/2020	Deutsche Bank	1,355,000	NOK	152,790	USD	(3,419)
1/30/2020	Deutsche Bank	20,636	USD	18,274	EUR	526
1/30/2020	Deutsche Bank	143,162	USD	190,000	CAD	(581)
1/30/2020	Deutsche Bank	155,719	USD	1,033,509	DKK	3,282
1/30/2020	Deutsche Bank	334,260	USD	295,000	EUR	9,635
1/30/2020	Deutsche Bank	335,011	USD	298,355	EUR	6,694
1/30/2020	Deutsche Bank	368,058	USD	2,441,514	DKK	7,948
1/30/2020	Deutsche Bank	769,361	USD	681,312	EUR	19,628
2/24/2020	Deutsche Bank	333,840	USD	2,370,000	CNY	2,517
3/13/2020	Deutsche Bank	37,600,000	JPY	353,771	USD	(1,800)
3/16/2020	Deutsche Bank	3,590,000	NOK	400,893	USD	(5,102)
3/16/2020	Deutsche Bank	30,245	USD	40,000	CAD	(21)
3/16/2020	Deutsche Bank	99,076	USD	131,000	CAD	(43)
3/16/2020	Deutsche Bank	166,157	USD	220,000	CAD	(302)
3/16/2020	Deutsche Bank	270,202	USD	2,570,000	SEK	5,996
3/16/2020	Deutsche Bank	447,439	USD	399,001	EUR	7,004
3/16/2020	Deutsche Bank	513,441	USD	458,000	EUR	7,879
3/25/2020	Deutsche Bank	200,050	USD	238,000,000	KRW	(75)
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$77,181

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 39.7%
	DEBT FUNDS - 16.6%
26,200	iShares 7-10 Year Treasury Bond ETF	$2,946,714
25,057	iShares Short Maturity Bond ETF	1,261,369
13,750	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,259,362
		5,467,445
	EQUITY FUNDS - 23.1%
7,736	iShares Core S&P 500 ETF	2,309,351
9,963	SPDR S&P 500 ETF Trust	2,956,720
8,537	Vanguard S&P 500 ETF	2,327,186
		7,593,257

	TOTAL EXCHANGE TRADED FUNDS (Cost $10,958,625)	13,060,702

Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY NOTE - 52.0%
$16,340,000	United States Treasury Note (Cost $17,345,047)	2.25	11/15/2027	17,092,534

Shares
	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
812,357	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a) (Cost - $812,357)	812,357

	TOTAL INVESTMENTS - 94.2% (Cost - $29,116,029)	$30,965,593
	OTHER ASSETS LESS LIABILITIES - NET - 5.8%	1,892,845
	TOTAL NET ASSETS - 100.0%	$32,858,438

ETF - Exchange Traded Fund

(a)	Money market rate shown represents the rate at September 30, 2019.

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
LONG FUTURES CONTRACTS
Euro STOXX 50 Index	Morgan Stanley	95	Dec-19	3,681,880	$51,771
FTSE 100 Index Future	Credit Suisse	7	Dec-19	636,908	9,164
					60,935

TOTAL NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS					$60,935

Global Atlantic Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUNDS - 15.7%
41,667	iShares 20+ Year Treasury Bond ETF	$5,961,714
265,282	iShares Core U.S. Aggregate Bond ETF	30,021,964
18,215	iShares iBoxx High Yield Corporate Bond ETF	1,587,801
8,754	iShares JP Morgan USD Emerging Markets Bond ETF	992,266
178,723	iShares MBS ETF	19,355,701
286,544	iShares US Treasury Bond ETF	7,543,271
		65,462,717
	EQUITY FUNDS - 79.5%
612,583	iShares Core MSCI EAFE ETF	37,410,444
437,069	iShares Core S&P 500 ETF	130,473,838
204,619	iShares Core S&P Mid-Cap ETF	39,538,529
341,491	iShares Core S&P Small-Cap ETF	26,581,659
118,967	iShares Edge MSCI Min Vol EAFE ETF	8,717,902
191,994	iShares Edge MSCI Min Vol Emerging Markets ETF	10,960,938
810,994	iShares Edge MSCI Min Vol USA ETF	51,984,715
100,351	iShares Edge MSCI USA Momentum Factor ETF	11,966,857
90,837	iShares Russell 1000 ETF	14,946,320
		332,581,202
	TOTAL EXCHANGE TRADED FUNDS (Cost - $331,920,550)	398,043,919

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
589,341	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a) (Cost - $589,341)	589,341

	TOTAL INVESTMENTS - 95.3% (Cost - $332,509,891)	$398,633,260
	OTHER ASSETS LESS LIABILITIES - NET - 4.7%	19,557,378
	TOTAL NET ASSETS - 100.0%	$418,190,638

EAFE - Europe, Australasia, and the Far East

ETF - Exchange Traded Fund

MBS - Mortgage-Backed Security

MSCI - Morgan Stanley Capital International

(a)	Money market rate shown represents the rate at September 30, 2019.

Global Atlantic Moderate Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUNDS - 32.3%
18,673	iShares 20+ Year Treasury Bond ETF	$2,671,733
244,408	iShares Core U.S. Aggregate Bond ETF	27,659,653
12,244	iShares iBoxx High Yield Corporate Bond ETF	1,067,309
5,885	iShares JP Morgan USD Emerging Markets Bond ETF	667,065
101,555	iShares MBS ETF	10,998,407
86,173	iShares US Treasury Bond ETF	2,268,504
		45,332,671
	EQUITY FUNDS - 62.9%
137,848	iShares Core MSCI EAFE ETF	8,418,377
129,899	iShares Core S&P 500 ETF	38,777,450
44,461	iShares Core S&P Mid-Cap ETF	8,591,199
61,673	iShares Core S&P Small-Cap ETF	4,800,626
25,446	iShares Edge MSCI Min Vol EAFE ETF	1,864,683
58,665	iShares Edge MSCI Min Vol Emerging Markets ETF	3,349,185
210,967	iShares Edge MSCI Min Vol USA ETF	13,522,985
33,729	iShares Edge MSCI USA Momentum Factor ETF	4,022,183
30,532	iShares Russell 1000 ETF	5,023,735
		88,370,423
	TOTAL EXCHANGE TRADED FUNDS (Cost - $113,622,277)	133,703,094

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
150,973	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a) (Cost - $150,973)	150,973

	TOTAL INVESTMENTS - 95.3% (Cost - $113,773,250)	$133,854,067
	OTHER ASSETS LESS LIABILITIES - NET - 4.7%	6,613,956
	TOTAL NET ASSETS - 100.0%	$140,468,023

EAFE - Europe, Australasia, and the Far East

ETF - Exchange Traded Fund

MBS - Mortgage-Backed Security

MSCI - Morgan Stanley Capital International

(a)	Money market rate shown represents the rate at September 30, 2019.

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 30.1%
	EQUITY FUNDS - 30.1%
59,773	iShares MSCI EAFE ETF	$3,897,797
13,111	SPDR S&P 500 ETF Trust	3,890,952
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,113,026)	7,788,749

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 6.1%
$182,691	AAMES Mortgage Investment Trust 2006-1 1 Month LIBOR + 0.48 (b)	2.63	4/25/2036	170,279
11,262	ACE Securities Corp. Home Equity Loan Trust Series 2002-HE2 1 Month LIBOR + 1.28 (b)	3.29	8/25/2032	11,214
13,199	ACE Securities Corp. Home Equity Loan Trust Series 2006-OP1 1 Month LIBOR + 0.15 (b)	2.30	4/25/2036	13,033
54,861	Alternative Loan Trust 2005-14 1 Month LIBOR + 0.21 (b)	2.57	5/25/2035	52,457
23,932	Alternative Loan Trust 2005-J12 1 Month LIBOR + 0.54 (b)	2.69	8/25/2035	15,258
15,332	Alternative Loan Trust 2006-OA9 1 Month LIBOR + 0.21 (b)	2.25	7/20/2046	10,059
25,382	American Home Mortgage Assets Trust 2006-2 1 Month LIBOR + 0.19 (b)	2.34	9/25/2046	23,799
77,731	Avery Point III CLO Ltd. 3 Month LIBOR + 1.12 (a,b)	3.42	1/18/2025	77,765
10,741	Bear Stearns ALT-A Trust 2005-8 (b)	4.18	10/25/2035	9,907
12,910	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3 1 Month LIBOR + 0.25 (a,b)	2.27	8/25/2035	12,388
13,815	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4 1 Month LIBOR + 0.23 (a,b)	2.25	10/25/2035	13,192
120,215	CHL Mortgage Pass-Through Trust 2006-6	6.00	4/25/2036	96,847
100,000	Citigroup Commerical Mortgage Trust 2019-SMRT (a)	4.15	1/10/2024	107,511
27,883	Citigroup Mortgage Loan Trust 2007-AMC1 1 Month LIBOR + 0.16 (a,b)	2.18	12/25/2036	17,771
15,356	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.13 (b)	2.15	12/25/2036	14,342
22,069	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.14 (b)	2.16	6/25/2047	18,102
52,688	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.15 (b)	2.17	5/25/2037	50,944
133,265	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.37 (b)	2.52	4/25/2036	127,644
6,896	Credit Suisse First Boston Mortgage Securities Corp.	4.50	7/25/2020	6,829
10,185	CWABS Asset-Backed Certificates Trust 2006-17 1 Month LIBOR + 0.15 (b)	2.30	3/25/2047	9,581
27,220	FBR Securitization Trust 1 Month LIBOR + 0.68 (b)	2.83	10/25/2035	26,444
28,184	Great Hall Mortgages No 1 PLC 3 Month LIBOR + 0.13 (a,b)	2.28	6/18/2039	27,331
24,838	GreenPoint Mortgage Funding Trust 2006-AR2 12 MTA + 2.00 (b)	4.45	3/25/2036	25,068
18,349	GSAMP Trust 2006-HE4 1 Month LIBOR + 0.14 (b)	2.29	6/25/2036	17,681
9,232	GSR Mortgage Loan Trust 2005-AR6 (b)	4.48	9/25/2035	9,139
10,470	Impac CMB Trust Series 2005-8 1 Month LIBOR + 0.70 (b)	2.72	2/25/2036	9,789
16,515	IndyMac INDX Mortgage Loan Trust 2006-AR4 1 Month LIBOR + 0.21 (b)	2.23	5/25/2046	15,693
1,654	JP Morgan Mortgage Trust 2006-S2	5.88	6/25/2021	1,644
6,976	Long Beach Mortgage Loan Trust 2004-2 1 Month LIBOR + 1.62 (b)	3.64	6/25/2034	6,822
24,634	Long Beach Mortgage Loan Trust 2005-3 1 Month LIBOR + 0.52 (b)	2.54	8/25/2045	23,110
28,304	Long Beach Mortgage Loan Trust 2006-7 1 Month LIBOR + 0.16 (b)	2.17	8/25/2036	16,471
417	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 1 Month LIBOR + 0.25 (b)	2.40	11/25/2035	416
9,515	MortgageIT Trust 2005-4 1 Month LIBOR + 0.28 (b)	2.71	10/25/2035	9,103
18,722	RASC Series 2004-KS10 Trust 1 Month LIBOR + 1.73 (b)	3.74	11/25/2034	18,183
10,574	Reperforming Loan REMIC Trust 2006-R1 1 Month LIBOR + 0.34 (a,b)	2.36	1/25/2036	9,634
28,236	SLC Student Loan Trust 2006-2 3 Month LIBOR + 0.10 (b)	2.22	9/15/2026	28,195
8,921	SLM Student Loan Trust 2005-3 3 Month LIBOR + 0.09 (b)	2.37	10/25/2024	8,900
16,858	Soundview Home Loan Trust 2007-WMC1 1 Month LIBOR + 0.11 (b)	2.13	2/25/2037	6,127
6,046	Structured Adjustable Rate Mortgage Loan Trust (b)	4.42	9/25/2034	5,922
6,880	Structured Adjustable Rate Mortgage Loan Trust (b)	4.44	2/25/2034	6,644
10,171	Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS 1 Month LIBOR + 0.30 (b)	2.45	10/25/2035	10,009
6,058	Structured Asset Investment Loan Trust 2004-7 1 Month LIBOR + 1.05 (b)	3.20	8/25/2034	5,893
17,280	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC2 1 Month LIBOR + 0.15 (b)	2.30	9/25/2036	15,753
283,135	Towd Point Mortgage Funding 2019 - Granite4 PLC 3 Month GBP LIBOR + 1.03 (a,b)	1.80	10/20/2051	349,191
41,914	WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust COF11 + 1.50 (b)	2.66	8/25/2046	40,998
15,048	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust (b)	3.54	4/25/2037	13,094
	TOTAL ASSET BACKED SECURITIES (Cost - $1,570,300)			1,566,176

	CERTIFICATE OF DEPOSIT - 0.4%
100,000	Lloyds Bank Corporate Markets PLC 3 Month LIBOR + 0.50 (b) (Cost - $100,000)	2.81	10/26/2020	100,231

	CORPORATE BONDS - 13.1%
	AEROSPACE/DEFENSE - 0.2%
50,000	Spirit AeroSystems, Inc.	3.95	6/15/2023	51,852

	AIRLINES - 0.6%
23,295	American Airlines 2013-1 Class A Pass Through Trust	4.00	1/15/2027	24,532
39,904	Spirit Airlines Pass Through Trust 2015-1A	4.10	4/1/2028	41,999
89,447	United Airlines 2016-1 Class AA Pass Through Trust	3.10	1/7/2030	91,587
				158,118
	BANKS - 6.2%
100,000	Banco La Hipotecaria SA (a)	4.75	11/15/2022	102,446
100,000	Bank of America Corp. 3 Month LIBOR + 1.09 (b)	3.09	10/1/2025	102,886
11,000	Bank of America Corp. 3 Month LIBOR + 1.04 (b)	3.42	12/20/2028	11,488
200,000	Barclays PLC 3 Month LIBOR + 1.40 (b)	4.61	2/15/2023	207,690
50,000	Citigroup, Inc.	2.65	10/26/2020	50,306
200,000	Development Bank of Japan, Inc. (a)	1.63	9/1/2021	198,601
10,000	Goldman Sachs Group, Inc. (The)	3.75	5/22/2025	10,582
15,000	Goldman Sachs Group, Inc. (The)	6.00	6/15/2020	15,398
35,000	JPMorgan Chase & Co.	3.13	1/23/2025	36,241
50,000	JPMorgan Chase & Co.	3.90	7/15/2025	53,908
100,000	Mitsubishi UFJ Financial Group, Inc.	3.41	3/7/2024	104,105
100,000	Morgan Stanley 3 Month LIBOR + 1.22 (b)	3.41	5/8/2024	101,386
200,000	Santander UK PLC 3 Month LIBOR + 0.66 (b)	2.82	11/15/2021	200,231
100,000	Sumitomo Mitsui Financial Group, Inc. 3 Month LIBOR + 0.80 (b)	3.12	10/16/2023	100,399
200,000	UBS Group Funding Switzerland AG (a)	2.65	2/1/2022	201,696
100,000	Wells Fargo & Co. 3 Month LIBOR + 1.23 (b)	3.49	10/31/2023	101,511
				1,598,874
	COMPUTERS - 0.4%
100,000	Dell International LLC / EMC Corp. (a)	5.30	10/1/2029	109,025

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
100,000	ORIX Corp.	4.05	1/16/2024	106,579

	ELECTRIC - 0.2%
50,000	Southern California Edison Co.	4.00	4/1/2047	53,621

	MACHINERY-DIVERSIFIED - 0.2%
40,000	Wabtec Corp.	4.40	3/15/2024	42,601

	MEDIA - 0.4%
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.75	2/15/2028	102,519

	PHARMACEUTICALS - 0.8%
100,000	Bayer U.S. Finance II LLC (a)	2.75	7/15/2021	100,451
100,000	Shire Acquisitions Investments Ireland DAC	2.40	9/23/2021	100,463
				200,914
	PIPELINES - 0.9%
23,000	Energy Transfer LP / Regency Energy Finance Corp.	4.50	11/1/2023	24,354
100,000	ONEOK, Inc.	4.35	3/15/2029	106,974
100,000	Sabine Pass Liquefaction LLC	5.75	5/15/2024	111,461
				242,789
	REGIONAL - 0.8%
200,000	Japan Finance Organization for Municipalities (a)	2.13	10/25/2023	201,093

	REAL ESTATE INVESTMENT TRUSTS - 1.3%
100,000	American Tower Corp.	2.25	1/15/2022	100,131
10,000	Host Hotels & Resorts LP	4.00	6/15/2025	10,563
100,000	Hudson Pacific Properties LP	4.65	4/1/2029	110,222
100,000	Ventas Realty LP	4.88	4/15/2049	119,146
				340,062
	SEMICONDUCTORS - 0.4%
100,000	Broadcom, Inc. (a)	3.13	4/15/2021	100,959

	SOVEREIGN - 0.2%
100,000	Peruvian Government International Bond (a)	8.20	8/12/2026	37,441

	TELECOMMUNICATIONS - 0.1%
30,000	AT&T, Inc.	4.10	2/15/2028	32,431

	TOTAL CORPORATE BONDS (Cost - $3,262,859)			3,378,878

	MORTGAGE BACKED SECURITIES - 23.4%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.4%
4,700,000	Fannie Mae TBA +	3.50	11/1/2046	4,820,988
100,000	Fannie Mae TBA +	4.50	12/25/2045	105,281
1,100,000	Ginnie Mae TBA +	3.50	4/20/2047	1,138,844
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $6,051,828)			6,065,113

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
	AGENCY COLLATERAL - 0.9%
74	Government National Mortgage Association 1 Month LIBOR + 0.50 (b)	2.73	3/20/2065	74
75,327	Government National Mortgage Association 1 Month LIBOR + 0.60 (b)	2.83	5/20/2065	75,025
78,222	Government National Mortgage Association 1 Month LIBOR + 0.62 (b)	2.85	8/20/2065	77,950
3,617	Government National Mortgage Association 1 Month LIBOR + 0.70 (b)	2.93	10/20/2065	3,627
75,401	Government National Mortgage Association 1 Month LIBOR + 1.00 (b)	3.23	12/20/2065	76,259
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $232,481)			232,935

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.1%
29,363	Freddie Mac Multifamily Structured Pass Through Certificates 1 Month LIBOR + 0.70 (b) (Cost - $29,363)	2.92	9/25/2022	29,363

	U.S. TREASURY SECURITIES - 36.7%
100,000	United States Treasury Bond	2.75	8/15/2047	113,187
25,000	United States Treasury Bond	2.75	11/15/2047	28,315
100,000	United States Treasury Bond	2.88	11/15/2046	115,711
80,000	United States Treasury Bond	3.00	11/15/2044	93,969
200,000	United States Treasury Bond	3.00	5/15/2045	235,476
80,000	United States Treasury Bond	3.13	11/15/2041	95,328
80,000	United States Treasury Bond	3.13	2/15/2042	95,381
480,000	United States Treasury Bond	3.13	8/15/2044	575,119
140,000	United States Treasury Bond	3.13	5/15/2048	170,166
100,000	United States Treasury Bond	3.38	5/15/2044	124,558
230,000	United States Treasury Bond	4.25	5/15/2039	316,789
340,000	United States Treasury Bond	4.25	11/15/2040	471,843
100,000	United States Treasury Bond	4.38	5/15/2041	141,344
100,000	United States Treasury Bond	4.50	8/15/2039	142,223
520,000	United States Treasury Bond	6.25	5/15/2030	750,080
100,000	United States Treasury Inflation Indexed Bond	1.00	2/15/2048	115,926
100,000	United States Treasury Inflation Indexed Bond	2.38	1/15/2027	146,821
20,000	United States Treasury Inflation Indexed Note	0.38	7/15/2027	21,292
400,000	United States Treasury Inflation Indexed Note	0.50	1/15/2028	425,286
150,000	United States Treasury Inflation Indexed Note	0.63	1/15/2026	165,912
100,000	United States Treasury Inflation Indexed Note	0.75	7/15/2028	107,236
80,000	United States Treasury Inflation Indexed Note	0.88	1/15/2029	86,210
700,000	United States Treasury Note	1.13	8/31/2021	692,918
100,000	United States Treasury Note	1.63	5/15/2026	100,047
1,500,000	United States Treasury Note	1.88	3/31/2022	1,510,195
500,000	United States Treasury Note	1.88	4/30/2022	503,379
100,000	United States Treasury Note	1.88	7/31/2022	100,746
100,000	United States Treasury Note	1.88	9/30/2022	100,887
100,000	United States Treasury Note	2.00	12/31/2021	100,812
205,000	United States Treasury Note	2.00	11/30/2022	207,578
400,000	United States Treasury Note	2.00	6/30/2024	407,766
500,000	United States Treasury Note	2.00	11/15/2026	512,754
110,000	United States Treasury Note	2.13	5/15/2025	113,111
400,000	United States Treasury Note	2.50	8/15/2023	413,891
200,000	United States Treasury Note	2.63	12/31/2023	208,625
	TOTAL U.S. TREASURY SECURITIES (Cost - $8,931,088)			9,510,881

Contracts		Counterparty	Notional Value
	PURCHASED OPTIONS ON FUTURES - 0.0% *
6	US 5YR Future, December 2019, Put @ $108.25	Morgan Stanley	649,500	—
1	US 5YR Future, December 2019, Put @ $108.50	Morgan Stanley	108,500	—
4	US 5YR Future, December 2019, Put @ $109.00	Morgan Stanley	436,000	—
5	US 5YR Future, December 2019, Put @ $109.25	Morgan Stanley	546,250	—
1	US 10YR Future, December 2019, Put @ $114.50	Morgan Stanley	114,500	—
5	US 10YR Future, December 2019, Put @ $115.00	Morgan Stanley	575,000	—
1	US Long Bond Future, December 2019, Call @ $215.00	Morgan Stanley	215,000	—
7	US Long Bond Future, December 2019, Call @ $220.00	Morgan Stanley	1,540,000	—
3	US Ultra Bond Future, December 2019, Put @ $111.00	Morgan Stanley	795,000	—
	TOTAL PURCHASED OPTIONS ON FUTURES (Cost - $231)			—

Shares
SHORT-TERM INVESTMENTS - 9.2%
MONEY MARKET FUND - 1.5%
386,186	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 1.86% (c)	386,186

Principal Amount		Yield (%)	Maturity
	U.S. TREASURY BILLS - 7.7%
$800,000	United States Treasury Bill (d)	1.83	10/22/2019	799,120
600,000	United States Treasury Bill (d)	1.70	11/7/2019	598,939
400,000	United States Treasury Bill (d)	1.79	11/21/2019	398,984
200,000	United States Treasury Bill (d)	1.78	12/12/2019	199,290
				1,996,333

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,382,234)			2,382,519

	TOTAL INVESTMENTS - 120.0% (Cost - $28,673,410)			$31,054,845
	OTHER ASSETS LESS LIABILITIES - NET - (20.0)%			(5,169,108)
	TOTAL NET ASSETS - 100.0%			$25,885,737

TBA - To Be Announced Security

*	Represents less than 0.05%.

+	All or a portion of these TBAs are subject to dollar-roll transactions.

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2019, these securities amounted to $1,666,495 or 6.4% of net assets.

(b)	Variable Rate Security - interest rate subject to periodic change.

Benchmark	Rate
1 Month USD LIBOR	2.02%
3 Month GBP LIBOR	0.76%
3 Month USD LIBOR	2.09%

(c)	Money market rate shown represents the rate at September 30, 2019.

(d)	Zero coupon.

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
SHORT FUTURES CONTRACTS
Euro-Bund Future	2	December-19	Goldman Sachs	$379,935	$4,564
Euro-Oat Future	1	December-19	Goldman Sachs	185,672	2,676
Long Gilt Future	6	December-19	Goldman Sachs	992,544	(5,934)
U.S. Long Bond (CBT) Future	8	December-19	Goldman Sachs	1,298,500	19,500
U.S. Ultra Bond (CBT) Future	2	December-19	Goldman Sachs	383,813	6,638
					27,444
LONG FUTURES CONTRACTS
90 Day Euro Future	12	December-19	Goldman Sachs	2,941,200	2,694
Euro-BTP Future	3	December-19	Goldman Sachs	476,985	11,306
Fed Fund 30 Day Future	4	October-19	Morgan Stanley	1,636,006	500
S&P 500 E-Mini Future	72	December-19	Credit Suisse	10,722,600	(99,711)
U.S. 10 Year Note Future	4	December-19	Goldman Sachs	521,250	(5,219)
U.S. 10 Year Ultra Future	4	December-19	Goldman Sachs	569,625	8,177
					(82,253)
TOTAL NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(54,809)

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Floating Rate Index		Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6 Month EUR - EURIBOR**		Pay	0.50%	12/18/2029	$100,000	$5,430	$—	$5,430
Goldman Sachs & Co.	6 Month JPY - LIBOR**		Receive	0.75%	3/20/2038	20,000,000	(24,472)	—	(24,472)
								$—	$(19,042)

CREDIT DEFAULT SWAPS*

Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	North American High Yield CDX Index Series 32 @	Sell	5.00%	—	6/20/2024	$198,000	$3,308	$—	$3,308
Goldman Sachs & Co.	North American Investment Grade CDX Index Series 32^	Sell	1.00%	—	6/20/2024	1,700,000	10,411	—	10,411
Goldman Sachs & Co.	North American Investment Grade CDX Index Series 33+	Sell	1.00%	—	12/20/2024	300,000	(84)	—	(84)
								$—	$13,635

Net unrealized depreciation on swaps								$—	$(5,407)

*	Pays quarterly.

**	Pays semiannually.

^	The underlying holdings of this index can be found at http://www.markit.com/Company/Files/DownloadFiles?CMSID=ff16085178774126aede3297226c2791.

@	The underlying holdings of this index can be found at http://www.markit.com/Company/Files/DownloadFiles?CMSID=fbc6c74ebd4e4969830db027c704eb52.

+	The underlying holdings of this index can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=aeee5f4c07c04a8f88ed3422425c43f8

Benchmark	Rate
6 Month EUR EURIBOR	-0.39%
6 Month JPY LIBOR	-0.05%

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation/ (Depreciation)
10/2/2019	Morgan Stanley	76,000	EUR	83,516	USD	$(661)
10/2/2019	Morgan Stanley	11,000	EUR	12,228	USD	(236)
10/2/2019	Morgan Stanley	19,000	GBP	23,673	USD	(260)
10/2/2019	Morgan Stanley	293,000	GBP	360,791	USD	273
10/2/2019	Morgan Stanley	3,320	USD	3,000	EUR	50
10/2/2019	Morgan Stanley	357,967	USD	296,000	GBP	(6,794)
10/2/2019	Morgan Stanley	9,971	USD	8,000	GBP	112
10/2/2019	Morgan Stanley	9,958	USD	8,000	GBP	100
11/4/2019	Morgan Stanley	361,255	USD	293,000	GBP	(328)
11/15/2019	Morgan Stanley	15,800,000	JPY	150,113	USD	(3,476)
11/15/2019	Morgan Stanley	7,700,000	JPY	72,870	USD	(1,408)
11/18/2019	Morgan Stanley	38,000	USD	126,985	PEN	552
11/25/2019	Morgan Stanley	46,916,160	COP	13,760	USD	(307)
12/18/2019	Morgan Stanley	237,608,000	IDR	16,722	USD	(122)
12/18/2019	Morgan Stanley	1,135,712	INR	15,631	USD	262
1/16/2020	Morgan Stanley	1,223,000	MXN	62,004	USD	(1,085)
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(13,328)

COP - Colombian Peso	INR - Indian Rupee
EUR - Euro	JPY - Japanese Yen
GBP - British Pound	PEN - Peruvian Sol
IDR - Indonesian Rupiah	MXN - Mexican Peso

Global Atlantic Select Advisor Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 17.1%
	DEBT FUNDS - 5.7%
60,359	iShares Core Total USD Bond Market ETF	$3,163,415
58,942	iShares Short-Term Corporate Bond ETF	3,163,417
		6,326,832
	EQUITY FUNDS - 11.4%
43,165	iShares Core MSCI Emerging Markets ETF	2,115,948
66,899	iShares MSCI EAFE Value ETF	3,169,006
13,301	iShares Russell 1000 Growth ETF	2,123,239
34,860	iShares Russell 2000 ETF	5,275,712
		12,683,905
	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,263,575)	19,010,737

	VARIABLE INSURANCE TRUSTS - 78.0%
	DEBT FUND - 18.0%
1,490,972	MFS Total Return Bond Series - Initial Class	20,023,758

	EQUITY FUNDS - 60.0%
272,462	American Century VP Mid Cap Value - Investor Class	5,291,210
887,260	American Century VP Value Fund - Class I	9,502,552
116,109	Invesco VI International Growth Fund - Class I	4,224,053
271,799	MFS Growth Series - Initial Class	14,864,710
87,513	MFS VIT II Blended Research Core Equity Portfolio - Initial Class	4,234,735
417,313	MFS VIT II International Value Portfolio - Initial Class	11,617,990
341,020	MFS VIT Mid Cap Growth Series - Initial Class	3,188,536
550,664	Putnam VT Equity Income - Class IA	13,733,566
		66,657,352
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $75,476,072)	86,681,110

	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
218,578	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a) (Cost - $218,578)	218,578

	TOTAL INVESTMENTS - 95.3% (Cost - $92,958,225)	$105,910,425
	OTHER ASSETS LESS LIABILITIES - NET - 4.7%	5,180,880
	TOTAL NET ASSETS - 100.0%	$111,091,305

EAFE - Europe, Australasia, and the Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Money market rate shown represents the rate at September 30, 2019.

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCK - 61.9%
	AEROSPACE/DEFENSE - 2.5%
8,715	Boeing Co. (The)	$3,315,796
9,141	Lockheed Martin Corp.	3,565,538
29,157	United Technologies Corp.	3,980,514
		10,861,848
	AIRLINES - 0.0% **
3,688	Spirit Airlines, Inc.*	133,874

	APPAREL - 1.1%
13,851	NIKE, Inc.	1,300,886
105,347	Under Armour, Inc.*	2,100,619
79,367	Under Armour, Inc.*	1,438,924
		4,840,429
	AUTO MANUFACTURERS - 0.1%
7,323	PACCAR, Inc.	512,683

	BANKS - 1.5%
206,789	Bank of America Corp.	6,032,035
2,922	SVB Financial Group*	610,552
		6,642,587
	BEVERAGES - 1.4%
110,667	Coca-Cola Co. (The)	6,024,711

	BIOTECHNOLOGY - 0.7%
1,100	10X Genomics, Inc.*	55,440
1,380	Alnylam Pharmaceuticals, Inc.*	110,980
4,581	Arcus Biosciences, Inc.*	41,687
3,036	Assembly Biosciences, Inc.*	29,844
3,737	Atreca, Inc.*	45,741
2,772	Audentes Therapeutics, Inc.*	77,865
5,052	Biohaven Pharmaceutical Holding Co. Ltd.*	210,769
2,000	Bluebird Bio, Inc.*	183,640
3,100	Calithera Biosciences, Inc.*	9,579
4,400	CytomX Therapeutics, Inc.*	32,472
9,756	Forty Seven, Inc.*	62,634
7,464	GlyCo.Mimetics, Inc.*	32,170
2,317	Incyte Corp.*	171,991
6,680	Karyopharm Therapeutics, Inc.*	64,262
7,973	Medicines Co. (The)*	398,650
12,137	Nektar Therapeutics*	221,075
4,524	Radius Health, Inc.*	116,493
15,838	Rigel Pharmaceuticals, Inc.*	29,617
2,200	Satsuma Pharmaceuticals, Inc.*	33,022
5,496	Seattle Genetics, Inc.*	469,358
7,774	Syndax Pharmaceuticals, Inc.*	58,072
2,210	Vertex Pharmaceuticals, Inc.*	374,418
3,600	WaVe Life Sciences Ltd.*	73,908
		2,903,687

	CHEMICALS - 1.5%
21,755	Cabot Corp.	985,937
6,714	Celanese Corp.	821,055
11,305	FMC Corp.	991,222
7,138	Ingevity Corp.*	605,588
8,186	Linde PLC	1,585,792
11,796	PPG Industries, Inc.	1,397,944
		6,387,538
	COMMERCIAL SERVICES - 2.7%
3,619	Equifax, Inc.	509,085
5,824	FleetCor Technologies, Inc.*	1,670,207
19,444	Global Payments, Inc.	3,091,653
27,939	IHS Markit Ltd.*	1,868,560
14,797	PayPal Holdings, Inc.*	1,532,821
5,028	S&P Global, Inc.	1,231,759
5,203	TransUnion	422,015
11,494	TriNet Group, Inc.*	714,812
4,275	WEX, Inc.*	863,849
		11,904,761
	COMPUTERS - 1.8%
27,991	Apple, Inc.	6,269,144
21,068	Genpact Ltd.	816,385
15,490	Western Digital Corp.	923,824
		8,009,353
	COSMETICS/PERSONAL CARE - 1.4%
47,746	Procter & Gamble Co. (The)	5,938,647

	DISTRIBUTION/WHOLESALE - 0.1%
9,372	Triton International Ltd. (Bermuda)	317,148

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
13,233	American Express Co.	1,565,199
39,743	Ares Management Corp.	1,065,510
39,944	Blucora, Inc.*	864,388
13,772	Hamilton Lane, Inc.	784,453
22,330	OneMain Holdings, Inc.	819,064
7,461	Raymond James Financial, Inc.	615,234
42,971	TD Ameritrade Holding Corp.	2,006,746
21,042	Visa, Inc.	3,619,434
		11,340,028
	ELECTRIC - 2.4%
14,713	Avangrid, Inc.	768,754
13,528	Duke Energy Corp.	1,296,794
15,986	Edison International	1,205,664
32,392	Exelon Corp.	1,564,858
1,675	NextEra Energy, Inc.	390,258
52,805	NRG Energy, Inc.	2,091,078
22,147	Sempra Energy	3,269,119
		10,586,525
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
5,596	AMETEK, Inc.	513,825

	ELECTRONICS - 0.6%
4,651	Coherent, Inc.*	714,952
19,620	Fortive Corp.	1,345,147
27,226	nVent Electric PLC	600,061
		2,660,160
	ENERGY-ALTERNATE SOURCES - 0.1%
3,979	First Solar, Inc.*	230,822

	ENGINEERING & CONSTRUCTION - 0.2%
8,124	Dycom Industries, Inc.*	414,730
6,993	Granite Construction, Inc.	224,685
		639,415
	FOOD - 0.8%
65,073	Mondelez International, Inc.	3,599,838

	FOREST PRODUCTS & PAPER - 0.2%
17,587	International Paper Co.	735,488

	GAS - 0.3%
12,014	National Grid PLC (ADR)	650,318
13,932	UGI Corp.	700,362
		1,350,680
	HEALTHCARE-PRODUCTS - 3.5%
52,511	Abbott Laboratories	4,393,595
3,300	Adaptive Biotechnologies Corp.*	101,970
14,528	Baxter International, Inc.	1,270,764
76,800	Boston Scientific Corp.*	3,124,992
14,696	Danaher Corp.	2,122,543
22,130	NuVasive, Inc.*	1,402,599
10,057	Thermo Fisher Scientific, Inc.	2,929,302
		15,345,765
	HEALTHCARE-SERVICES - 1.4%
15,879	Anthem, Inc.	3,812,548
9,436	HCA Healthcare, Inc.	1,136,283
4,798	UnitedHealth Group, Inc.	1,042,701
		5,991,532
	INSURANCE - 3.1%
35,446	American International Group, Inc.	1,974,342
13,143	Assurant, Inc.	1,653,652
37,395	Assured Guaranty Ltd.	1,662,582
26,837	Athene Holding Ltd.*	1,128,764
31,742	Hartford Financial Services Group, Inc. (The)	1,923,883
18,216	Marsh & McLennan Cos, Inc.	1,822,511
39,125	MGIC Investment Corp.	492,193
12,121	Progressive Corp. (The)	936,347
8,008	Prudential Financial, Inc.	720,320
14,959	Trupanion, Inc.*	380,258
16,715	Voya Financial, Inc.	909,965
		13,604,817
	INTERNET - 7.4%
8,462	Alphabet, Inc.*	10,333,287
5,859	Amazon.com, Inc.*	10,170,697
18,034	Expedia Group, Inc.	2,423,950
30,227	Facebook, Inc.*	5,382,824
19,892	GoDaddy, Inc.*	1,312,474

	INTERNET - 7.4% (Continued)
4,766	Netflix, Inc.*	1,275,477
2,087	Spotify Technology SA*	237,918
35,316	Uber Technologies, Inc.*	1,076,079
		32,212,706
	LODGING - 0.4%
18,075	Hyatt Hotels Corp.	1,331,585
16,703	MGM Resorts International	463,007
		1,794,592
	MACHINERY-CONTRUCTION & MINING - 0.0% **
961	Caterpillar, Inc.	121,384

	MACHINERY-DIVERSIFIED - 0.5%
2,122	Dover Corp.	211,266
42,252	Gardner Denver Holdings, Inc.*	1,195,309
7,756	Wabtec Corp.	557,346
		1,963,921
	MEDIA - 2.0%
4,901	Charter Communications, Inc.*	2,019,800
105,453	Comcast Corp.	4,753,821
42,794	Houghton Mifflin Harcourt Co.*	228,092
15,508	Liberty Media Corp-Liberty Formula One*	644,978
7,236	New York Times Co. (The)	206,081
6,913	Walt Disney Co. (The)	900,902
		8,753,674
	METAL FABRICATE/HARDWARE - 0.0% **
3,734	Rexnord Corp.*	101,005

	MINING - 0.0% **
12,921	Livent Corp.*	86,441

	MISCELLANEOUS MANUFACTURING - 0.6%
578	3M Co.	95,023
10,624	General Electric Co.	94,979
6,358	Illinois Tool Works, Inc.	994,964
12,696	Ingersoll-Rand PLC	1,564,274
		2,749,240
	OIL & GAS - 2.6%
18,747	BP PLC (ADR)	712,199
17,865	Chevron Corp.	2,118,789
5,480	Concho Resources, Inc.	372,092
6,298	Diamondback Energy, Inc.	566,253
109,370	Encana Corp.	503,102
61,417	Exxon Mobil Corp.	4,336,654
25,261	Marathon Petroleum Corp.	1,534,606
29,009	Noble Energy, Inc.	651,542
3,223	Pioneer Natural Resources Co.	405,357
		11,200,594
	OIL & GAS SERVICES - 0.3%
36,966	Schlumberger Ltd.	1,263,128

	PACKAGING & CONTAINERS - 0.4%
22,458	Ball Corp.	1,635,167

	PHARMACEUTICALS - 2.9%
4,678	Aerie Pharmaceuticals, Inc.*	89,911
70,245	AstraZeneca PLC (ADR)	3,130,820
40,015	Bristol-Myers Squibb Co.	2,029,161
12,210	Coherus Biosciences, Inc.*	247,375
19,813	Dermira, Inc.*	126,605
6,780	Elanco Animal Health, Inc.*	180,280
9,663	Eli Lilly & Co.	1,080,613
5,541	G1 Therapeutics, Inc.*	126,224
3,700	Global Blood Therapeutics, Inc.*	179,524
3,397	Heron Therapeutics, Inc.*	62,845
3,072	Jounce Therapeutics, Inc.*	10,230
7,118	Kala Pharmaceuticals, Inc.*	27,084
1,206	Madrigal Pharmaceuticals, Inc.*	103,981
6,300	Momenta Pharmaceuticals, Inc.*	81,648
4,088	MyoKardia, Inc.*	213,189
8,561	Myovant Sciences Ltd.*	44,517
4,992	Odonate Therapeutics, Inc.*	129,942
106,683	Pfizer, Inc.	3,833,120
3,000	PhaseBio Pharmaceuticals, Inc.*	12,510
9,827	Portola Pharmaceuticals, Inc.*	263,560
5,897	Ra Pharmaceuticals, Inc.*	139,464
10,454	Revance Therapeutics, Inc.*	135,902
55,950	Teva Pharmaceutical Industries Ltd. (ADR)*	384,936
4,338	Tricida, Inc.*	133,914
		12,767,355
	PRIVATE EQUITY - 0.4%
39,594	Blackstone Group, Inc. (The)	1,933,771

	PIPELINES - 0.4%
31,185	TC ENERGY Corp. *	1,615,071

	REAL ESTATE INVESTMENT TRUSTS - 2.2%
8,656	Alexandria Real Estate Equities, Inc.	1,333,370
14,263	American Tower Corp.	3,153,977
9,693	Camden Property Trust	1,076,020
4,623	Equinix, Inc.	2,666,547
23,125	HCP, Inc.	823,944
14,506	STORE Capital Corp.	542,670
		9,596,528
	RETAIL - 3.0%
15,533	Burlington Stores, Inc.*	3,103,804
18,201	Lowe’s Cos, Inc.	2,001,382
26,144	McDonald’s Corp.	5,613,378
44,514	TJX Cos, Inc. (The)	2,481,210
		13,199,774
	SEMICONDUCTORS - 2.2%
57,921	Advanced Micro Devices, Inc.*	1,679,130
36,655	Intel Corp.	1,888,832
4,792	KLA Corp.	764,085
43,980	Lattice Semiconductor Corp.*	804,174
39,253	Marvell Technology Group Ltd.	980,148
29,404	Micron Technology, Inc.*	1,259,962

	SEMICONDUCTORS - 2.2% (Continued)
7,921	Teradyne, Inc.	458,705
12,792	Texas Instruments, Inc.	1,653,238
		9,488,274
	SOFTWARE - 4.9%
2,966	Adobe, Inc.*	819,358
436	Atlassian Corp. PLC*	54,692
12,158	Electronic Arts, Inc.*	1,189,296
4,092	Guidewire Software, Inc. *	431,215
82,058	Microsoft Corp.	11,408,524
12,566	salesforce.com, Inc.*	1,865,297
2,037	ServiceNow, Inc.*	517,093
800	Slack Technologies, Inc.*	18,984
2,455	Splunk, Inc.*	289,346
44,675	SS&C Technologies Holdings, Inc.	2,303,890
56,228	SVMK, Inc.*	961,499
3,358	Take-Two Interactive Software, Inc.*	420,892
4,859	Workday, Inc.	825,836
		21,105,922
	TELECOMMUNICATIONS - 1.1%
79,948	Verizon Communications, Inc.	4,825,661

	TRANSPORTATION - 0.4%
2,254	Kirby Corp.*	185,189
8,299	Norfolk Southern Corp.	1,490,998
4,129	Schneider National, Inc.	89,682
		1,765,869
	TRUCKING & LEASING - 0.1%
6,581	Greenbrier Cos, Inc. (The)	198,220

	TOTAL COMMON STOCK (Cost - $204,268,416)	269,454,458

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 2.5%
$258,789	AASET 2018-2 US Ltd. (a)	4.454	11/16/2038	265,469
402,213	Ajax Mortgage Loan Trust 2017-B (a) ^	3.163	9/25/2056	401,373
350,000	Apidos CLO XXII 3 Month LIBOR + 2.05% (a) ^	4.328	10/20/2027	350,023
24,370	ARI Fleet Lease Trust 2017-A (a)	1.910	4/15/2026	24,337
74,833	ARI Fleet Lease Trust 2018-A (a)	2.550	10/15/2026	75,031
132,912	ARI Fleet Lease Trust 2018-B (a)	3.220	8/16/2027	134,447
345,000	Atlas Senior Loan Fund Ltd. 3 Month LIBOR + 1.30% (a) ^	3.622	1/16/2030	344,742
320,000	Avery Point IV CLO Ltd. 3 Month LIBOR + 1.60% (a) ^	3.876	4/25/2026	320,016
193,041	Bayview Koitere Fund Trust 2017-RT4 (a) ^	3.500	7/28/2057	196,187
125,129	Bayview Opportunity Master Fund IVa Trust 2017-SPL1 (a) ^	4.000	10/28/2064	127,895
126,488	Bayview Opportunity Master Fund IVa Trust 2017-SPL5 (a) ^	3.500	6/28/2057	128,197
93,007	Bayview Opportunity Master Fund IVb Trust 2017-SPL3 (a) ^	4.000	11/28/2053	95,151
93,922	Bayview Opportunity Master Fund IVb Trust 2017-SPL4 (a) ^	3.500	1/25/2055	94,945
275,000	BlueMountain CLO 2012-2 Ltd. 3 Month LIBOR + 1.45% (a) ^	3.586	11/20/2028	273,093
57,647	Canadian Pacer Auto Receivables Trust 2017-1 (a)	2.050	3/19/2021	57,613
51,984	Canadian Pacer Auto Receivables Trust 2018-2 (a)	3.000	6/21/2021	52,152
25,000	Canadian Pacer Auto Receivables Trust 2018-2 (a)	3.270	12/19/2022	25,427
240,676	Castlelake Aircraft Structured Trust 2019-1 (a)	3.967	4/15/2039	244,334
112,793	Chesapeake Funding II LLC (a)	1.910	8/15/2029	112,566
213,381	Chesapeake Funding II LLC (a)	3.230	8/15/2030	216,226
107,222	Chesapeake Funding II LLC 1 Month LIBOR + 0.45% (a) ^	2.477	7/15/2029	107,164
37,177	Chesapeake Funding II LLC 1 Month LIBOR + 1.00% (a) ^	3.027	6/15/2028	37,205

	ASSET BACKED SECURITIES - 2.5% (Continued)
69,825	DB Master Finance LLC (a)	3.787	5/20/2049	71,906
64,838	DB Master Finance LLC (a)	4.021	5/20/2049	67,217
190,000	Enterprise Fleet Financing 2019-1 LLC (a)	2.980	10/22/2024	192,131
54,246	Enterprise Fleet Financing LLC (a)	1.970	1/20/2023	54,176
100,790	Enterprise Fleet Financing LLC (a)	2.130	5/20/2023	100,702
125,311	Finance of America Structured Securities Trust 2018-HB1 (a) ^	3.375	9/25/2028	125,569
10,667	First Investors Auto Owner Trust (a)	2.000	3/15/2022	10,663
116,230	First Investors Auto Owner Trust 2016-1 (a)	3.410	4/18/2022	116,525
125,000	Ford Credit Floorplan Master Owner Trust A	2.440	9/15/2026	125,670
100,000	Ford Credit Floorplan Master Owner Trust A (a)	2.090	3/15/2022	99,907
175,000	GreatAmerica Leasing Receivables Funding LLC Series 2017-1	2.360	1/20/2023	175,034
100,000	GreatAmerica Leasing Receivables Funding LLC Series 2018-1 (a)	2.600	6/15/2021	100,206
100,000	GreatAmerica Leasing Receivables Funding LLC Series 2018-1 (a)	2.830	6/17/2024	100,971
370,000	Hertz Fleet Lease Funding LP (a)	2.700	1/10/2033	372,411
250,000	KKR Clo 16 Ltd. 3 Month LIBOR + 1.25% (a) ^	3.528	1/20/2029	250,057
300,000	Madison Park Funding XI Ltd. 3 Month LIBOR + 1.16% (a) ^	3.419	7/23/2029	300,240
250,000	Madison Park Funding XV Ltd. 3 Month LIBOR + 1.50% ^	3.756	1/27/2026	250,230
565,000	Madison Park Funding XVIII Ltd. 3 Month LIBOR + 1.19% (a) ^	3.468	10/21/2030	565,005
535,000	Magnetite VII Ltd. 3 Month LIBOR + 0.80% (a) ^	3.103	1/15/2028	533,633
360,000	Magnetite XVIII Ltd. 3 Month LIBOR + 1.50% (a) ^	3.658	11/15/2028	358,142
40,396	Mill City Mortgage Loan Trust 2016-1 (a) ^	2.500	4/25/2057	40,350
140,113	Mill City Mortgage Loan Trust 2017-3 (a) ^	2.750	2/25/2058	139,783
140,000	MMAF Equipment Finance LLC 2016-A (a)	2.210	12/15/2032	140,409
152,590	MMAF Equipment Finance LLC 2017-B (a)	2.210	10/17/2022	152,561
24,245	Nationstar HECM Loan Trust 2018-1 ^	2.760	2/25/2028	24,226
44,430	OneMain Direct Auto Receivables Trust 2017-2 (a)	2.310	12/14/2021	44,391
380,000	OneMain Direct Auto Receivables Trust 2018-1 (a)	3.430	12/16/2024	386,150
32,467	OneMain Financial Issuance Trust 2016-1 (a)	3.660	2/20/2029	32,569
100,000	OneMain Financial Issuance Trust 2017-1 (a)	2.370	9/14/2023	99,910
57,991	Securitized Term Auto Receivables Trust 2017-2 (a)	2.040	4/26/2021	57,955
325,000	Shackleton 2015-VIII CLO Ltd. 3 Month LIBOR + 0.92% (a) ^	3.198	10/20/2027	324,528
36,780	Sofi Consumer Loan Program 2018-2 Trust (a)	2.930	4/26/2027	36,808
241,358	SoFi Consumer Loan Program 2018-4 Trust (a)	3.540	11/26/2027	243,822
500,000	SOUND POINT CLO III-R Ltd. 3 Month LIBOR + 0.95% (a) ^	3.253	4/15/2029	496,920
67,439	Springleaf Funding Trust 2016-A	2.900	11/15/2029	67,449
112,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2018-T1 (a)	3.620	10/17/2050	113,543
88,928	Towd Point Mortgage Trust 2016-3 (a) ^	2.250	8/25/2055	88,507
166,054	Towd Point Mortgage Trust 2017-1 ^	2.750	10/25/2056	167,377
56,160	Towd Point Mortgage Trust 2017-2 (a) ^	2.750	4/25/2057	56,205
172,073	Towd Point Mortgage Trust 2017-4 (a) ^	2.750	6/25/2057	171,723
73,462	Towd Point Mortgage Trust 2018-1 (a) ^	3.000	1/28/2058	74,308
79,933	Vantage Data Centers Issuer LLC (a)	3.188	7/15/2044	80,794
157,467	Vantage Data Centers Issuer LLC (a)	4.072	2/16/2043	162,732
44,579	Volvo Financial Equipment LLC Series 2017-1	1.920	3/15/2021	44,536
46,310	Wheels SPV 2 LLC (a)	1.880	4/20/2026	46,272
	TOTAL ASSET BACKED SECURITIES (Cost - $10,925,657)			10,947,816

	CORPORATE BONDS - 13.3%
	AEROSPACE/DEFENSE - 0.3%
100,000	BAE Systems Holdings, Inc. (a)	3.850	12/15/2025	105,144
115,000	Boeing Co. (The)	2.700	2/1/2027	116,944
100,000	Lockheed Martin Corp.	4.070	12/15/2042	115,416
50,000	Lockheed Martin Corp.	4.850	9/15/2041	61,744
125,000	Lockheed Martin Corp.	6.150	9/1/2036	173,433

	AEROSPACE/DEFENSE - 0.3% (Continued)
150,000	United Technologies Corp.	3.950	8/16/2025	164,333
350,000	United Technologies Corp.	4.125	11/16/2028	395,985
				1,132,999
	AGRICULTURE - 0.4%
120,000	Altria Group, Inc.	4.800	2/14/2029	131,451
895,000	BAT Capital Corp.	3.557	8/15/2027	901,515
230,000	BAT International Finance PLC (a)	2.750	6/15/2020	230,683
20,000	BAT International Finance PLC (a)	3.500	6/15/2022	20,521
475,000	Imperial Brands Finance PLC (a)	3.750	7/21/2022	488,998
				1,773,168
	AIRLINES - 0.0% **
32,159	United Airlines 2018-1 Class B Pass Through Trust	4.600	3/1/2026	33,522

	AUTO MANUFACTURERS - 0.4%
315,000	Daimler Finance North America LLC (a)	2.200	5/5/2020	315,137
280,000	Daimler Finance North America LLC (a)	2.300	2/12/2021	280,217
475,000	Ford Motor Credit Co. LLC	3.096	5/4/2023	466,289
600,000	General Motors Financial Co., Inc.	3.700	5/9/2023	613,843
120,000	General Motors Financial Co., Inc.	3.950	4/13/2024	123,352
				1,798,838
	BANKS - 3.8%
200,000	Banco Santander SA	3.125	2/23/2023	203,733
640,000	Bank of America Corp.	2.625	10/19/2020	644,062
180,000	Bank of America Corp. 3 Month LIBOR + 1.18% ^	3.194	7/23/2030	185,638
345,000	Bank of America Corp. 3 Month LIBOR + 1.37% ^	3.593	7/21/2028	364,237
225,000	Bank of America Corp. 3 Month LIBOR + 1.21% ^	3.974	2/7/2030	245,883
160,000	Bank of America Corp.	4.200	8/26/2024	171,615
380,000	Bank of New York Mellon Corp. (The) 3 Month LIBOR + 1.05% ^	3.316	10/30/2023	386,455
520,000	Bank of Nova Scotia (The)	2.700	8/3/2026	527,395
300,000	Banque Federative du Credit Mutuel SA (a)	2.750	10/15/2020	302,251
100,000	Barclays Bank PLC	5.140	10/14/2020	102,258
405,000	Barclays PLC	3.200	8/10/2021	408,564
355,000	Barclays PLC 3 Month LIBOR + 1.61% ^	3.932	5/7/2025	366,919
350,000	BB&T Corp.	3.200	9/3/2021	357,244
200,000	BNP Paribas SA (a)	3.375	1/9/2025	206,529
305,000	BPCE SA (a)	3.500	10/23/2027	317,504
600,000	BPCE SA (a)	5.150	7/21/2024	657,004
275,000	BPCE SA (a)	5.700	10/22/2023	302,685
70,000	Citigroup, Inc.	3.300	4/27/2025	73,210
300,000	Citigroup, Inc.	3.500	5/15/2023	311,005
50,000	Citigroup, Inc.	4.050	7/30/2022	52,364
55,000	Citigroup, Inc.	5.500	9/13/2025	62,352
200,000	Credit Agricole SA (a)	4.375	3/17/2025	212,124
250,000	Credit Agricole SA (London) (a)	3.250	10/4/2024	257,341
250,000	Credit Agricole SA (London) (a)	3.750	4/24/2023	261,284
50,000	Credit Suisse AG/New York NY	5.400	1/14/2020	50,442
260,000	Credit Suisse Group AG 3 Month LIBOR + 1.24% (a) ^	3.372	6/12/2024	261,671
285,000	Credit Suisse Group AG (a)	3.574	1/9/2023	291,427
250,000	Credit Suisse Group Funding Guernsey Ltd.	3.125	12/10/2020	252,344
395,000	Credit Suisse Group Funding Guernsey Ltd.	3.800	9/15/2022	410,752
200,000	Danske Bank A/S (a)	3.875	9/12/2023	207,349
200,000	Danske Bank A/S (a)	5.000	1/12/2022	210,270
200,000	Danske Bank A/S (a)	5.375	1/12/2024	219,686
100,000	Deutsche Bank AG (New York NY)	4.250	10/14/2021	101,587
525,000	Discover Bank	3.100	6/4/2020	527,839

	BANKS - 3.8% (Continued)
130,000	Goldman Sachs Group, Inc. (The)	2.625	4/25/2021	130,754
460,000	Goldman Sachs Group, Inc. (The) 3 Month LIBOR + 1.20% ^	3.272	9/29/2025	474,821
200,000	Goldman Sachs Group, Inc. (The)	3.500	1/23/2025	208,491
50,000	Goldman Sachs Group, Inc. (The)	6.750	10/1/2037	67,494
200,000	HSBC Holdings PLC	3.600	5/25/2023	208,103
200,000	HSBC Holdings PLC 3 Month LIBOR + 1.55% ^	4.041	3/13/2028	212,390
200,000	HSBC Holdings PLC 3 Month LIBOR + 1.53% ^	4.583	6/19/2029	221,515
250,000	Huntington Bancshares, Inc. (OH)	3.150	3/14/2021	253,364
200,000	ING Groep NV	3.950	3/29/2027	215,346
400,000	JPMorgan Chase & Co.	2.950	10/1/2026	410,125
305,000	JPMorgan Chase & Co. 3 Month LIBOR + 1.33% ^	4.452	12/5/2029	344,779
450,000	Macquarie Group Ltd. 3 Month LIBOR + 1.33% (a) ^	4.150	3/27/2024	474,756
225,000	Morgan Stanley	3.625	1/20/2027	238,240
110,000	Morgan Stanley	3.875	4/29/2024	117,021
455,000	Morgan Stanley	4.350	9/8/2026	492,731
900,000	NBK SPC Ltd. (a)	2.750	5/30/2022	901,674
50,000	PNC Financial Services Group, Inc. (The)	3.900	4/29/2024	53,493
120,000	Santander Holdings USA, Inc.	2.650	4/17/2020	120,228
75,000	Santander Holdings USA, Inc.	3.400	1/18/2023	76,747
465,000	Santander Holdings USA, Inc.	3.700	3/28/2022	478,057
200,000	Skandinaviska Enskilda Banken AB (a)	2.450	5/27/2020	200,296
250,000	Synchrony Bank	3.650	5/24/2021	254,803
200,000	UBS Group AG 3 Month LIBOR + 1.47% (a) ^	3.126	8/13/2030	201,363
250,000	UBS Group Funding Switzerland AG (a)	2.950	9/24/2020	252,156
225,000	UBS Group Funding Switzerland AG (a)	3.000	4/15/2021	227,702
150,000	Wells Fargo & Co.	3.000	2/19/2025	153,825
195,000	Wells Fargo & Co.	4.750	12/7/2046	230,209
				16,733,506
	BEVERAGES - 0.4%
260,000	Anheuser-Busch Co. LLC / Anheuser-Busch InBev Worldwide, Inc.	3.650	2/1/2026	278,537
305,000	Anheuser-Busch InBev Worldwide, Inc.	3.500	1/12/2024	321,927
55,000	Anheuser-Busch InBev Worldwide, Inc.	3.750	7/15/2042	56,928
60,000	Anheuser-Busch InBev Worldwide, Inc.	4.375	4/15/2038	67,186
445,000	Anheuser-Busch InBev Worldwide, Inc.	4.750	1/23/2029	517,206
375,000	Molson Coors Brewing Co.	3.000	7/15/2026	378,928
				1,620,712
	BIOTECHNOLOGY - 0.2%
740,000	Amgen, Inc.	2.650	5/11/2022	749,709
130,000	Biogen, Inc.	2.900	9/15/2020	130,938
70,000	Celgene Corp.	3.550	8/15/2022	72,596
				953,243
	CHEMICALS - 0.1%
575,000	CNAC HK Synbridge Co. Ltd.	5.000	5/5/2020	581,676

	COMMERCIAL SERVICES - 0.1%
500,000	ERAC USA Finance LLC (a)	3.300	10/15/2022	513,988

	COMPUTERS - 0.1%
120,000	Apple, Inc.	3.000	2/9/2024	125,037
105,000	Apple, Inc.	3.250	2/23/2026	111,285
				236,322
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
105,000	Capital One Financial Corp.	4.200	10/29/2025	111,845
120,000	GTP Acquisition Partners I LLC (a)	2.350	6/15/2020	119,948

	DIVERSIFIED FINANCIAL SERVICES - 0.1% (Continued)
205,000	Synchrony Financial	3.750	8/15/2021	209,779
				441,572
	ELECTRIC - 1.4%
200,000	Appalachian Power Co.	3.400	6/1/2025	208,260
140,000	Cleco Corporate Holdings LLC (a)	3.375	9/15/2029	140,135
510,000	Cleveland Electric Illuminating Co. (The) (a)	3.500	4/1/2028	532,131
50,000	Dominion Energy South Carolina, Inc.	4.600	6/15/2043	60,550
150,000	Dominion Energy South Carolina, Inc.	5.100	6/1/2065	199,333
80,000	Dominion Energy South Carolina, Inc.	6.625	2/1/2032	109,446
65,000	Dominion Energy, Inc. #	2.000	8/15/2021	65,397
450,000	Dominion Energy, Inc. (a)	2.450	1/15/2023	451,672
195,000	Dominion Energy, Inc.	2.579	7/1/2020	195,436
230,000	Dominion Energy, Inc. #	4.104	4/1/2021	235,648
175,000	Duke Energy Carolinas LLC	6.100	6/1/2037	239,111
70,000	Duke Energy Corp.	2.650	9/1/2026	70,452
225,000	Duke Energy Corp.	3.750	4/15/2024	238,613
55,000	Emera US Finance LP	2.700	6/15/2021	55,323
140,000	Entergy Louisiana LLC	3.120	9/1/2027	146,333
250,000	Evergy, Inc.	2.900	9/15/2029	248,736
175,000	Eversource Energy	2.900	10/1/2024	179,296
265,000	Fortis, Inc./Canada	3.055	10/4/2026	269,287
48,000	Georgia Power Co.	4.300	3/15/2042	52,768
65,000	Georgia Power Co.	4.750	9/1/2040	75,366
200,000	Infraestructura Energetica Nova SAB de CV (a)	4.875	1/14/2048	191,000
50,000	NextEra Energy Capital Holdings, Inc.	3.250	4/1/2026	51,941
75,000	NextEra Energy Capital Holdings, Inc.	3.500	4/1/2029	79,476
250,000	Niagara Mohawk Power Corp. (a)	4.278	12/15/2028	282,890
200,000	Oglethorpe Power Corp.	5.250	9/1/2050	252,629
51,000	Oncor Electric Delivery Co. LLC	2.950	4/1/2025	52,968
160,000	Oncor Electric Delivery Co. LLC	4.100	6/1/2022	168,018
50,000	PPL Capital Funding, Inc.	3.500	12/1/2022	51,566
144,000	SCANA Corp.	4.125	2/1/2022	148,633
306,000	SCANA Corp.	4.750	5/15/2021	313,373
132,000	SCANA Corp.	6.250	4/1/2020	133,956
45,000	Southern California Edison Co.	3.700	8/1/2025	47,603
225,000	Southern Co. (The)	2.750	6/15/2020	225,822
290,000	Southern Co. (The)	2.950	7/1/2023	295,976
5,000	Southern Co. (The)	4.400	7/1/2046	5,571
				6,074,715
	FOOD - 0.3%
100,000	Conagra Brands, Inc.	4.600	11/1/2025	109,972
75,000	Conagra Brands, Inc.	5.300	11/1/2038	86,628
200,000	Danone SA (a)	2.947	11/2/2026	204,704
250,000	Kraft Heinz Foods Co.	4.375	6/1/2046	238,685
375,000	Kroger Co. (The)	2.950	11/1/2021	380,862
240,000	Sigma Alimentos SA de CV (a)	4.125	5/2/2026	248,102
				1,268,953
	GAS - 0.1%
60,000	Boston Gas Co. (a)	3.150	8/1/2027	62,149
149,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	152,470
125,000	Dominion Energy Gas Holdings LLC	3.600	12/15/2024	132,198
275,000	KeySpan Gas East Corp. (a)	2.742	8/15/2026	278,007
				624,824
	HEALTHCARE-PRODUCTS - 0.1%
200,000	Alcon Finance Corp. (a)	3.000	9/23/2029	202,249

	HEALTHCARE-PRODUCTS - 0.1% (Continued)
325,000	Boston Scientific Corp.	3.375	5/15/2022	334,222
30,000	Boston Scientific Corp.	4.000	3/1/2029	33,159
				569,630
	HEALTHCARE-SERVICES - 0.5%
210,000	Aetna, Inc.	2.800	6/15/2023	212,535
75,000	Anthem, Inc.	3.500	8/15/2024	78,604
45,000	Anthem, Inc.	4.101	3/1/2028	48,603
65,000	Anthem, Inc.	4.375	12/1/2047	70,165
150,000	Anthem, Inc.	4.650	8/15/2044	167,265
191,000	CommonSpirit Health	2.950	11/1/2022	194,411
45,000	CommonSpirit Health	4.187	10/1/2049	46,318
105,000	CommonSpirit Health	4.200	8/1/2023	111,382
95,000	CommonSpirit Health	4.350	11/1/2042	101,827
92,000	Dignity Health	3.812	11/1/2024	97,299
270,000	Dignity Health	4.500	11/1/2042	291,850
100,000	HCA, Inc.	5.250	6/15/2049	109,084
270,000	Mercy Health (OH)	3.555	8/1/2027	284,183
300,000	UnitedHealth Group, Inc.	2.875	3/15/2023	307,449
45,000	UnitedHealth Group, Inc.	3.350	7/15/2022	46,616
75,000	UnitedHealth Group, Inc.	3.750	7/15/2025	80,642
				2,248,233
	INSURANCE - 0.3%
160,000	American International Group, Inc.	4.250	3/15/2029	175,281
50,000	American International Group, Inc.	4.875	6/1/2022	53,435
275,000	Jackson National Life Global Funding (a)	3.250	1/30/2024	285,968
155,000	Marsh & McLennan Cos, Inc.	4.375	3/15/2029	175,304
195,000	Metropolitan Life Global Funding I (a)	2.650	4/8/2022	197,697
250,000	Metropolitan Life Global Funding I (a)	3.000	9/19/2027	259,910
30,000	Northwestern Mutual Life Insurance Co. (The) (a)	3.625	9/30/2059	30,679
150,000	Principal Financial Group, Inc.	3.400	5/15/2025	156,993
				1,335,267
	INTERNET - 0.2%
270,000	Alibaba Group Holding Ltd.	3.400	12/6/2027	281,018
75,000	Amazon.com, Inc.	4.250	8/22/2057	93,231
100,000	Amazon.com, Inc.	4.800	12/5/2034	125,115
215,000	Tencent Holdings Ltd. (a)	3.595	1/19/2028	224,256
				723,620
	MEDIA - 0.5%
120,000	CBS Corp.	3.700	6/1/2028	125,075
175,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464	7/23/2022	184,244
45,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375	5/1/2047	49,031
15,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484	10/23/2045	18,252
255,000	Comcast Corp.	3.950	10/15/2025	277,557
138,000	Comcast Corp.	3.999	11/1/2049	153,265
130,000	Comcast Corp.	4.600	10/15/2038	155,298
15,000	Cox Communications, Inc. (a)	4.600	8/15/2047	16,462
275,000	Cox Communications, Inc. (a)	4.800	2/1/2035	298,985
15,000	Cox Communications, Inc. (a)	6.450	12/1/2036	19,082
80,000	Fox Corp. (a)	4.030	1/25/2024	85,062
100,000	NBCUniversal Media LLC	2.875	1/15/2023	102,692
250,000	Sky Ltd. (a)	3.750	9/16/2024	267,525
475,000	Viacom, Inc.	4.250	9/1/2023	503,700
50,000	Walt Disney Co. (The) (a)	3.700	9/15/2024	53,679
				2,309,909

	MINING - 0.1%
275,000	Glencore Finance Canada Ltd. (a)	4.250	10/25/2022	286,853

	OIL & GAS - 0.4%
200,000	BG Energy Capital PLC (a)	4.000	10/15/2021	207,242
452,000	Cimarex Energy Co.	4.375	6/1/2024	474,947
280,000	Hess Corp.	7.300	8/15/2031	352,330
130,000	Marathon Oil Corp.	2.700	6/1/2020	130,255
192,000	Occidental Petroleum Corp.	4.850	3/15/2021	198,553
42,000	Occidental Petroleum Corp.	7.500	5/1/2031	55,007
200,000	Saudi Arabian Oil Co. (a)	3.500	4/16/2029	208,680
				1,627,014
	PHARMACEUTICALS - 0.8%
20,000	Allergan Funding SCS	3.450	3/15/2022	20,496
550,000	Allergan Funding SCS	3.800	3/15/2025	575,921
50,000	Allergan Funding SCS	3.850	6/15/2024	52,755
100,000	Allergan Sales LLC (a)	5.000	12/15/2021	105,059
265,000	Bayer US Finance II LLC (a)	4.250	12/15/2025	283,114
275,000	Bayer US Finance LLC (a)	2.375	10/8/2019	274,998
470,000	Bayer US Finance LLC (a)	3.375	10/8/2024	481,596
35,000	Cardinal Health, Inc.	4.500	11/15/2044	33,705
210,000	Cigna Corp.	4.375	10/15/2028	229,462
530,000	CVS Health Corp.	4.100	3/25/2025	566,286
55,000	CVS Health Corp.	4.875	7/20/2035	61,269
170,000	CVS Health Corp.	5.125	7/20/2045	192,688
95,000	EMD Finance LLC (a)	2.950	3/19/2022	96,130
123,000	Teva Pharmaceutical Finance Co. BV	3.650	11/10/2021	113,775
330,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	7/21/2023	266,475
				3,353,729
	PIPELINES - 0.6%
175,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	188,613
90,000	Energy Transfer Operating LP	7.600	2/1/2024	104,440
30,000	Energy Transfer Partners LP / Regency Energy Finance Corp.	4.500	11/1/2023	31,765
515,000	EQM Midstream Partners LP	4.750	7/15/2023	516,589
110,000	MPLX LP	4.000	3/15/2028	114,683
290,000	MPLX LP	4.125	3/1/2027	305,828
100,000	Phillips 66 Partners LP	3.605	2/15/2025	104,473
400,000	Phillips 66 Partners LP	3.750	3/1/2028	415,970
195,000	Sunoco Logistics Partners Operations LP	3.900	7/15/2026	202,139
55,000	Sunoco Logistics Partners Operations LP	4.400	4/1/2021	56,496
200,000	Sunoco Logistics Partners Operations LP	5.350	5/15/2045	214,591
200,000	Western Midstream Operating LP	4.000	7/1/2022	202,417
				2,458,004
	REAL ESTATE INVESTMENT TRUSTS - 0.8%
300,000	American Tower Corp.	3.450	9/15/2021	306,895
475,000	American Tower Corp.	3.800	8/15/2029	506,970
31,000	American Tower Corp.	5.000	2/15/2024	34,252
50,000	AvalonBay Communities, Inc.	2.950	9/15/2022	51,238
385,000	Brandywine Operating Partnership LP	3.950	11/15/2027	402,335
130,000	Crown Castle International Corp.	3.650	9/1/2027	137,644
105,000	Crown Castle International Corp.	3.800	2/15/2028	111,670
75,000	HCP, Inc.	3.875	8/15/2024	80,023
200,000	HCP, Inc.	4.000	6/1/2025	212,902
100,000	SBA Tower Trust (a)	2.836	1/15/2025	100,133
155,000	SBA Tower Trust (a)	2.877	7/9/2021	155,524
255,000	SBA Tower Trust (a)	3.156	10/8/2020	255,575
155,000	SBA Tower Trust (a)	3.448	3/15/2023	159,593

	REAL ESTATE INVESTMENT TRUSTS - 0.8% (Continued)
160,000	Simon Property Group LP	2.450	9/13/2029	156,538
48,000	SITE Centers Corp.	4.625	7/15/2022	50,172
425,000	WEA Finance LLC (a)	4.125	9/20/2028	459,517
275,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (a)	3.250	10/5/2020	277,797
				3,458,778
	RETAIL - 0.0% **
125,000	Lowe’s Cos, Inc.	4.550	4/5/2049	143,867

	SAVINGS & LOANS - 0.1%
200,000	Nationwide Building Society 3 Month LIBOR + 1.18% (a) ^	3.622	4/26/2023	203,889

	SEMICONDUCTORS - 0.2%
20,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500	1/15/2028	19,492
295,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625	1/15/2024	301,670
265,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875	1/15/2027	266,118
25,000	Broadcom, Inc. (a)	4.250	4/15/2026	25,823
170,000	Microchip Technology, Inc.	3.922	6/1/2021	173,634
				786,737
	SOFTWARE - 0.3%
170,000	Fiserv, Inc.	3.200	7/1/2026	175,932
235,000	Microsoft Corp.	2.400	8/8/2026	239,337
335,000	Microsoft Corp.	2.875	2/6/2024	348,977
120,000	Microsoft Corp.	3.700	8/8/2046	136,575
230,000	Oracle Corp.	3.250	11/15/2027	243,618
				1,144,439
	TELECOMMUNICATIONS - 0.5%
375,000	AT&T, Inc.	3.600	7/15/2025	394,753
30,000	AT&T, Inc.	3.950	1/15/2025	32,030
200,000	AT&T, Inc.	4.125	2/17/2026	216,044
20,000	AT&T, Inc.	4.500	5/15/2035	21,944
289,000	AT&T, Inc.	4.850	3/1/2039	327,679
45,000	AT&T, Inc.	4.900	8/15/2037	51,038
150,000	Crown Castle Towers LLC (a)	3.222	5/15/2022	152,057
410,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)	4.738	3/20/2025	435,834
509,000	Verizon Communications, Inc.	4.522	9/15/2048	601,828
53,000	Verizon Communications, Inc.	4.672	3/15/2055	63,574
				2,296,781
	TRUCKING & LEASING - 0.2%
110,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (a)	2.700	11/1/2024	110,231
150,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (a)	3.200	7/15/2020	150,889
200,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (a)	3.375	2/1/2022	204,122
345,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (a)	3.950	3/10/2025	364,412
50,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (a)	4.875	7/11/2022	53,271
				882,925
	WATER - 0.0% **
120,000	American Water Capital Corp.	2.950	9/1/2027	123,143

	TOTAL CORPORATE BONDS (Cost $55,277,891)			57,740,856

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
	WHOLE LOAN COLLATERAL - 0.3%
154,506	Angel Oak Mortgage Trust I LLC 2019-2 (a) ^	3.628	3/25/2049	156,660
40,229	Angel Oak Mortgage Trust LLC (a) ^	2.708	11/25/2047	40,122
62,939	COLT 2018-1 Mortgage Loan Trust (a) ^	2.930	2/25/2048	62,903
80,720	COLT 2018-3 Mortgage Loan Trust (a) ^	3.692	10/26/2048	81,244
83,823	COLT 2019-2 Mortgage Loan Trust (a) ^	3.337	5/25/2049	84,811

	WHOLE LOAN COLLATERAL - 0.3% (Continued)
84,235	Deephave Residential Mortgage Trust 2019-2 (a) ^	3.558	4/25/2059	85,530
16,476	Deephaven Residential Mortgage Trust 2017-1 (a) ^	2.725	12/26/2046	16,409
46,052	Deephaven Residential Mortgage Trust 2017-3 ^	2.577	10/25/2047	45,923
77,639	Deephaven Residential Mortgage Trust 2018-1 (a) ^	2.976	1/25/2058	77,700
130,480	METLIFE SECURITIZATION TRUST (a) ^	3.000	4/25/2055	132,627
159,185	New Residential Mortgage Loan Trust 2017-3 (a) ^	4.000	4/25/2057	168,516
245,479	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500	10/25/2058	255,512
169,077	Verus Securitization Trust 2019-2 (a) ^	3.211	5/25/2049	169,997
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,369,680)			1,377,954

	COMMERCIAL MORTGAGE BACKED SECURITIES - 3.2%
185,000	BAMLL Commercial Mortgage Securities Trust 2018-PARK ^	4.227	8/10/2038	209,187
155,000	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705	9/15/2048	166,913
195,000	CD 2017-CD4 Mortgage Trust ^	3.514	5/10/2050	209,855
525,000	Citigroup Commercial Mortgage Trust 2015-GC35	3.818	11/10/2048	569,977
82,669	COMM 2013-CCRE8 Mortgage Trust	3.334	6/10/2046	85,323
405,000	CSMC 17-LTSK A (a)	2.761	4/5/2033	405,960
50,364	Deephaven Residential Mortgage Trust 2017-2 (a) ^	2.453	6/25/2047	50,027
465,000	Fannie Mae Multifamily Remic Trust 2015-M12 ^	2.889	5/25/2025	482,517
370,258	Fannie Mae REMICS	2.500	3/25/2053	372,198
546,231	Fannie Mae REMICS	3.000	1/25/2045	563,412
1,547,761	Fannie Mae REMICS	3.000	10/25/2045	1,596,248
451,419	Fannie Mae REMICS	3.000	12/25/2045	465,577
1,015,049	Fannie Mae REMICS	3.000	12/25/2054	1,037,026
278,887	Fannie Mae REMICS	3.500	6/25/2044	291,893
1,011,073	Fannie Mae REMICS	3.500	1/25/2047	1,059,805
356,277	Fannie Mae REMICS	3.500	12/25/2047	381,643
606,604	Fannie Mae REMICS	3.500	2/25/2048	644,295
842,163	Fannie Mae REMICS	3.500	11/25/2057	876,240
106,457	Fannie Mae REMICS	3.500	12/25/2058	113,169
557,495	Fannie Mae REMICS	3.500	6/25/2059	592,361
114,685	Fannie Mae-Aces 1 Month LIBOR + 0.40% ^	2.698	10/25/2024	114,582
22,388	Fannie Mae-Aces	2.788	4/25/2024	22,425
203,000	Freddie Mac Multifamily Structured Pass Through Certificates	2.160	5/25/2029	204,089
120,000	Freddie Mac Multifamily Structured Pass Through Certificates	2.282	7/25/2026	121,691
577,905	Freddie Mac REMICS	1.750	9/15/2042	562,342
759,314	Freddie Mac REMICS	3.000	6/15/2045	785,507
487,093	Freddie Mac REMICS	3.000	7/15/2047	505,820
105,000	FREMF 2010-K7 Mortgage Trust (a) ^	5.687	4/25/2020	106,276
75,000	FREMF 2013-K712 Mortgage Trust (a) ^	3.401	5/25/2045	74,970
45,000	FREMF 2013-K713 Mortgage Trust (a) ^	3.261	4/25/2046	45,116
230,000	FREMF 2018-K733 Mortgage Trust (a) ^	4.218	9/25/2025	244,633
100,000	SFAVE Commercial Mortgage Securities Trust 2015-5AVE (a) ^	4.144	1/5/2043	107,858
250,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148	5/15/2048	261,042
400,000	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453	7/15/2050	429,020
	TOTAL COMMERICAL MORTGAGE MORTGAGE BACKED SECURITIES (Cost - $13,333,904)			13,758,997

	AGENCY MORTGAGE BACKED SECURITIES - 7.6%
	FEDERAL HOME LOAN MORTGAGE CORP. - 3.5%
15,014	Freddie Mac Gold Pool	2.500	10/1/2028	15,202
77,464	Freddie Mac Gold Pool	2.500	12/1/2031	78,300
8,018	Freddie Mac Gold Pool	3.000	9/1/2028	8,243
35,535	Freddie Mac Gold Pool	3.000	2/1/2043	36,322
1,633,980	Freddie Mac Gold Pool	3.000	8/1/2046	1,676,797
2,593,220	Freddie Mac Gold Pool	3.000	11/1/2046	2,653,340
1,202,192	Freddie Mac Gold Pool	3.000	11/1/2046	1,229,714

	FEDERAL HOME LOAN MORTGAGE CORP. - 3.5% (Continued)
159,784	Freddie Mac Gold Pool	3.000	12/1/2046	163,490
329,876	Freddie Mac Gold Pool	3.000	12/1/2046	337,456
666,772	Freddie Mac Gold Pool	3.000	2/1/2047	682,240
86,632	Freddie Mac Gold Pool	3.500	11/1/2034	89,708
27,133	Freddie Mac Gold Pool	3.500	10/1/2043	28,469
2,151,284	Freddie Mac Gold Pool	3.500	7/1/2047	2,215,468
1,429,244	Freddie Mac Gold Pool	3.500	10/1/2047	1,471,929
3,453,455	Freddie Mac Gold Pool	3.500	9/1/2048	3,550,318
529,341	Freddie Mac Gold Pool	3.500	10/1/2048	542,932
18,015	Freddie Mac Gold Pool	4.000	8/1/2044	19,028
268,100	Freddie Mac Gold Pool	4.000	8/1/2048	279,067
273,121	Freddie Mac Gold Pool	4.000	9/1/2048	283,344
57,785	Freddie Mac Gold Pool	4.000	10/1/2048	59,924
109,908	Freddie Mac Gold Pool	4.000	11/1/2048	114,418
				15,535,709
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.5%
145,857	Fannie Mae Pool	2.470	5/1/2025	149,580
20,611	Fannie Mae Pool	2.500	4/1/2028	20,811
45,721	Fannie Mae Pool	2.500	2/1/2030	46,323
84,750	Fannie Mae Pool	2.500	6/1/2030	85,844
209,408	Fannie Mae Pool	2.500	10/1/2031	211,707
151,254	Fannie Mae Pool	2.500	12/1/2031	152,924
310,000	Fannie Mae Pool	2.680	5/1/2025	321,180
150,000	Fannie Mae Pool	2.780	6/1/2026	156,849
400,000	Fannie Mae Pool	2.810	7/1/2025	417,016
106,842	Fannie Mae Pool	2.990	10/1/2025	112,655
12,908	Fannie Mae Pool	3.000	10/1/2028	13,237
316,000	Fannie Mae Pool +	3.000	3/25/2032	322,962
71,414	Fannie Mae Pool	3.000	7/1/2043	73,627
1,595,333	Fannie Mae Pool	3.000	1/1/2046	1,634,085
1,541,552	Fannie Mae Pool	3.000	10/1/2046	1,566,373
4,350,000	Fannie Mae Pool +	3.000	5/25/2047	4,414,571
70,000	Fannie Mae Pool	3.070	2/1/2025	73,512
51,489	Fannie Mae Pool	3.090	10/1/2025	54,562
954,451	Fannie Mae Pool	3.500	12/1/2047	984,593
1,722,898	Fannie Mae Pool	3.500	3/1/2048	1,782,456
398,258	Fannie Mae Pool	3.500	9/1/2048	411,893
32,196	Fannie Mae Pool	4.000	11/1/2043	34,471
566,666	Fannie Mae Pool	4.000	1/1/2046	598,638
582,160	Fannie Mae Pool	4.000	2/1/2046	614,930
850,000	Fannie Mae Pool +	4.500	12/25/2045	894,891
				15,149,690
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.6%
35,831	Ginnie Mae II Pool	3.000	12/20/2042	36,915
38,559	Ginnie Mae II Pool	3.500	7/20/2043	40,776
14,037	Ginnie Mae II Pool	4.000	12/20/2044	14,696
1,610,000	Ginnie Mae II Pool +	4.000	8/20/2046	1,674,148
80,417	Ginnie Mae II Pool	4.000	8/20/2048	83,959
181,551	Ginnie Mae II Pool	4.000	9/20/2048	188,807
81,217	Ginnie Mae II Pool	4.000	10/20/2048	84,438
350,000	Ginnie Mae II Pool +	4.500	2/20/2045	365,695
				2,489,434

	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $32,581,092)			33,174,833

	MUNICIPAL SECURITIES - 0.9%
50,000	Chicago O’Hare International Airport	6.395	1/1/2040	74,063
85,000	Chicago Transit Authority	6.300	12/1/2021	88,755
60,000	Chicago Transit Authority	6.300	12/1/2021	62,651
120,000	Chicago Transit Authority	6.899	12/1/2040	167,976
80,000	Chicago Transit Authority	6.899	12/1/2040	112,318
315,000	County of Sacramento CA	5.730	8/15/2023	350,494
195,000	Illinois Municipal Electric Agency	6.832	2/1/2035	259,065
120,000	Kansas Development Finance Authority	5.371	5/1/2026	133,079
120,000	Long Island Power Authority	3.883	9/1/2024	128,904
80,000	Metropolitan Transportation Authority	6.668	11/15/2039	115,936
381,000	Municipal Electric Authority of Georgia	6.637	4/1/2057	525,826
70,000	Municipal Electric Authority of Georgia	6.655	4/1/2057	99,835
400,000	New York State Urban Development Corp.	2.100	3/15/2022	400,920
270,000	Philadelphia Authority for Industrial Development	6.550	10/15/2028	344,045
285,000	Sales Tax Securitization Corp.	4.787	1/1/2048	355,438
170,000	State of California	7.350	11/1/2039	267,087
25,000	State of California	7.600	11/1/2040	42,293
355,000	State of Illinois	5.100	6/1/2033	384,515
	TOTAL MUNICIPAL SECURITIES (Cost - $3,528,425)			3,913,200

	SOVEREIGN DEBT - 0.2%
204,000	Japan Bank for International Cooperation	2.125	6/1/2020	203,986
200,000	Qatar Government International Bond (a)	3.375	3/14/2024	209,250
346,000	Qatar Government International Bond (a)	4.000	3/14/2029	383,195
330,000	Saudi Government International Bond (a)	2.875	3/4/2023	335,098
	TOTAL SOVEREIGN DEBT (Cost - $1,087,385)			1,131,529

	U.S. TREASURY SECURITIES - 5.5%
280,000	United States Treasury Bond	2.250	8/15/2049	287,973
805,000	United States Treasury Bond	2.500	5/15/2046	866,947
910,000	United States Treasury Bond	2.750	8/15/2047	1,030,006
370,000	United States Treasury Bond	2.875	5/15/2049	431,527
610,000	United States Treasury Bond	3.000	11/15/2044	716,512
595,000	United States Treasury Bond	3.000	5/15/2047	705,052
250,000	United States Treasury Bond	3.000	2/15/2049	298,076
955,000	United States Treasury Inflation Indexed Bonds	0.375	1/15/2027	1,024,832
1,665,000	United States Treasury Inflation Indexed Bonds	0.500	1/15/2028	1,770,252
370,000	United States Treasury Note	1.625	8/15/2029	368,295
1,200,000	United States Treasury Note	1.750	6/30/2024	1,210,172
900,000	United States Treasury Note	2.375	4/30/2026	942,399
3,170,000	United States Treasury Note	2.375	5/15/2029	3,366,391
3,815,000	United States Treasury Note	2.500	2/15/2045	4,105,000
415,000	United States Treasury Note	2.625	2/15/2029	449,156
1,097,000	United States Treasury Note	2.750	11/15/2047	1,242,481
1,510,000	United States Treasury Note	2.875	8/15/2028	1,660,292
545,000	United States Treasury Note	2.875	8/15/2045	628,006
1,135,000	United States Treasury Note	3.000	8/15/2048	1,349,763
1,320,000	United States Treasury Note	3.375	5/15/2044	1,644,174
	TOTAL U.S. TREASURY SECURITIES (Cost - $21,789,121)			24,097,306

Shares
	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
9,049,320	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 1.86% (b)	9,049,320
	TOTAL SHORT-TERM INVESTMENT (Cost - $9,049,320)	9,049,320

TOTAL INVESTMENTS - 97.5% (Cost - $353,210,891)	424,646,269
OTHER ASSETS LESS LIABILITIES - NET - 2.5%	10,929,917
TOTAL NET ASSETS - 100.0%	$435,576,186

+	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

*	Non-income producing security.

**	Represents less than 0.1%

^	Variable rate security.

Benchmark	Rate
1 Month LIBOR	2.016%
3 Month LIBOR	2.085%

#	Step coupon.

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2019, these securities amounted to $30,556,586 or 7.0% of net assets.

(b)	Money market rate shown represents the rate at September 30, 2019.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value, as discussed in more detail below.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the “Underlying Fund” or “Underlying Funds”). Each Underlying Fund is valued at its respective net asset value as reported by such investment company. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each Underlying Fund’s board(s) of trustees.

Exchange-Traded Funds – The Portfolios may invest in passive exchange-traded funds (“ETFs”). An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, an ETF has fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Illiquid Securities – The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the valuation procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (the “Adviser”) and/or Sub-Adviser. The Fair Value Committee may also include the Trust’s Chief Compliance Officer and may enlist third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Portfolio’s investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$211,919,254	$—	$—	$211,919,254
Short Term Investment	161,297	—	—	161,297
Total	$212,080,551	$—	$—	$212,080,551

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$80,617,395	$—	$—	$80,617,395
Short Term Investment	65,460	—	—	65,460
Total	$80,682,855	$—	$—	$80,682,855

Global Atlantic BlackRock Selects Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$175,214,796	$—	$—	$175,214,796
Variable Insurance Trust	52,916,513	—	—	52,916,513
Short Term Investment	2,290,685	—	—	2,290,685
Total	$230,421,994	$—	$—	$55,207,198

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$564,750	$—	$—	$564,750
Common Stocks	204,368,586	—	—	204,368,586
Asset Backed Securities	—	20,935,671	—	20,935,671
Corporate Bonds	—	19,100,776	—	19,100,776
Municipal Bond	—	96,710	—	96,710
Term Loans	—	3,628,840	—	3,628,840
Mortgage Backed Securities	—	14,870,157	—	14,870,157
Commercial Mortgage Obligation	—	301,087	—	301,087
Sovereign Debt	—	3,204,595	—	3,204,595
U.S. Treasury Securities	—	9,119,106	—	9,119,106
Short Term Investment	3,659,419	—	—	3,659,419
Forward Exchange Contracts	—	77,181	—	77,181
Total	$208,592,755	$71,334,123	$—	$279,926,878

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$131,290	$—	$—	$131,290
Swap Contracts	—	110,413	—	110,413
Total	$131,290	$110,413	$—	$241,703

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,060,702	$—	$—	$13,060,702
U.S. Treasury Note	—	17,092,534	—	17,092,534
Short Term Investment	812,357	—	—	812,357
Futures Contracts	60,935	—	—	60,935
Total	$13,933,994	$17,092,534	$—	$31,026,528

Global Atlantic Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$398,043,919	$—	$—	$398,043,919
Short Term Investment	589,341	—	—	589,341
	$398,633,260	$—	$—	$398,633,260

Global Atlantic Moderate Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$133,703,094	$—	$—	$133,703,094
Short Term Investment	150,973	—	—	150,973
Total	$133,854,067	$—	$—	$133,854,067

Global Atlantic PIMCO Tactical Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,788,749	$—	$—	$7,788,749
Asset Backed Securities	—	1,566,176	—	1,566,176
Certificate of Deposit	—	100,231	—	100,231
Corporate Bonds	—	3,378,878	—	3,378,878
Mortgage Backed Securities	—	6,065,113	—	6,065,113
Collateralized Mortgage Obligation	—	232,935	—	232,935
Commercial Mortgage Backed Securities	—	29,363	—	29,363
U.S. Treasury Securities	—	9,510,881	—	9,510,881
Purchased Options	—	—	—	—
Short Term Investment	386,186	1,996,333	—	2,382,519
Total	$8,174,935	$22,879,910	$—	$31,054,845

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$54,809	$—	$54,809
Swap Contracts	—	5,407	—	5,407
Forward Exchange Contracts	—	13,328	—	13,328
Total	$—	$73,544	$—	$73,544

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,010,737	$—	$—	$19,010,737
Variable Insurance Trusts	86,681,110	—	—	86,681,110
Short Term Investment	218,578	—	—	218,578
Total	$105,910,425	$—	$—	$105,910,425

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$269,454,458	$—	$—	$269,454,458
Asset Backed Securities	—	10,947,816	—	10,947,816
Corporate Bonds	—	57,740,856	—	57,740,856
Collateralized Mortgage Obligation	—	1,377,954	—	1,377,954
Commercial Mortgage Backed Securities	—	13,758,997	—	13,758,997
Agency Mortgage Backed Securities	—	33,174,833	—	33,174,833
Municipal Securities	—	3,913,200	—	3,913,200
Sovereign Debt	—	1,131,529	—	1,131,529
U.S. Treasury Securities	—	24,097,306	—	24,097,306
Short Term Investment	9,049,320	—	—	9,049,320
Total	$278,503,778	$146,142,491	$—	$424,646,269

*	Cumulative net appreciation/(depreciation) on futures contracts and forward foreign exchange contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the stocks included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter (“OTC”) swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the

“notional amount” (i.e., the return or increase in value of a particular dollar amount invested in a “basket” of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

The notional value and unrealized appreciation/(depreciation) of the derivative instruments outstanding as of September 30, 2019, as disclosed in the Portfolios of Investments, serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio’s investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio estimates the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semi-Annual or Annual Report.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$206,662,002	$6,702,245	$(1,283,696)	$5,418,549
Global Atlantic Balanced Managed Risk Portfolio	71,097,853	9,642,970	(57,968)	9,585,002
Global Atlantic BlackRock Selects Managed Risk Portfolio	223,327,614	7,174,343	(79,963)	7,094,380
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	213,210,317	75,929,126	(9,454,268)	66,474,858
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	29,144,415	2,134,626	(252,513)	1,882,113
Global Atlantic Growth Managed Risk Portfolio	342,408,428	56,521,456	(296,624)	56,224,832
Global Atlantic Moderate Growth Managed Risk Portfolio	116,347,742	17,603,994	(97,669)	17,506,325
Global Atlantic PIMCO Tactical Allocation Portfolio	27,838,284	3,267,805	(124,788)	3,143,017
Global Atlantic Select Advisor Managed Risk Portfolio	94,976,834	11,138,757	(205,166)	10,933,591
Global Atlantic Wellington Research Managed Risk Portfolio	358,151,327	73,828,772	(7,333,830)	66,494,942